UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® International New Discovery Fund

SEMIANNUAL REPORT

March 31, 2011

MIO-SEM

MFS® INTERNATIONAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Iluka Resources Ltd.	1.4%
Croda International PLC	1.4%
Swedish Match AB	1.2%
Bunzl PLC	1.2%
Christian Dior S.A.	1.0%
GEA Group AG	1.0%
Synthes, Inc.	0.9%
Hiscox Ltd.	0.9%
JGC Corp.	0.9%
Bellway PLC	0.9%

Equity sectors
Financial Services	16.1%
Special Products & Services	11.8%
Basic Materials	9.8%
Health Care	8.3%
Retailing	8.0%
Consumer Staples	8.0%
Industrial Goods & Services	7.9%
Technology	7.3%
Autos & Housing	5.2%
Energy	5.0%
Leisure	4.0%
Utilities & Communications	3.1%
Transportation	3.0%

Country weightings
United Kingdom	19.1%
Japan	13.8%
Brazil	7.5%
United States	7.1%
Germany	5.3%
Australia	4.2%
France	4.0%
Switzerland	3.6%
Hong Kong	2.9%
Other Countries	32.5%

Percentages are based on net assets as of 3/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2010 through March 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

3

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expenses Paid During Period (p) 10/01/10-3/31/11
A	Actual	1.40%	$1,000.00	$1,114.28	$7.38
	Hypothetical (h)	1.40%	$1,000.00	$1,017.95	$7.04
B	Actual	2.15%	$1,000.00	$1,109.98	$11.31
	Hypothetical (h)	2.15%	$1,000.00	$1,014.21	$10.80
C	Actual	2.15%	$1,000.00	$1,110.44	$11.31
	Hypothetical (h)	2.15%	$1,000.00	$1,014.21	$10.80
I	Actual	1.15%	$1,000.00	$1,115.54	$6.07
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
R1	Actual	2.15%	$1,000.00	$1,110.57	$11.31
	Hypothetical (h)	2.15%	$1,000.00	$1,014.21	$10.80
R2	Actual	1.65%	$1,000.00	$1,112.82	$8.69
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
R3	Actual	1.40%	$1,000.00	$1,113.80	$7.38
	Hypothetical (h)	1.40%	$1,000.00	$1,017.95	$7.04
R4	Actual	1.15%	$1,000.00	$1,115.66	$6.07
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
529A	Actual	1.50%	$1,000.00	$1,113.77	$7.90
	Hypothetical (h)	1.50%	$1,000.00	$1,017.45	$7.54
529B	Actual	2.25%	$1,000.00	$1,109.42	$11.83
	Hypothetical (h)	2.25%	$1,000.00	$1,013.71	$11.30
529C	Actual	2.25%	$1,000.00	$1,109.35	$11.83
	Hypothetical (h)	2.25%	$1,000.00	$1,013.71	$11.30

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
Cobham PLC	666,166	$2,460,063
Meggitt PLC	1,837,786	10,109,296

		$12,569,359
Airlines - 1.3%
Copa Holdings S.A., “A”	136,280	$7,195,584
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	151,300	8,891,901
Qantas Airways Ltd. (a)	6,768,813	15,262,880
Stagecoach Group PLC	1,578,950	5,455,978

		$36,806,343
Alcoholic Beverages - 0.5%
Carlsberg Group	72,700	$7,827,977
Davide Campari-Milano S.p.A.	967,834	6,548,087

		$14,376,064
Apparel Manufacturers - 2.7%
ANTA Sports Products Ltd.	3,982,000	$6,184,001
Arezzo Indústria e Comércio S.A. NPV (a)	395,240	5,507,432
Billabong International Ltd.	1,215,618	9,493,177
Burberry Group PLC	758,690	14,288,642
Cia.Hering	659,400	12,116,498
GERRY WEBER International AG	113,595	6,610,119
Li & Fung Ltd.	1,821,000	9,329,097
Stella International Holdings Ltd.	6,483,500	14,453,065

		$77,982,031
Automotive - 1.6%
Geely Automobile Holdings Ltd.	21,655,000	$8,045,580
GKN PLC	1,873,600	6,038,309
Mando Corp.	152,400	24,104,471
NGK Spark Plug Co. Ltd	154,000	2,103,198
USS Co. Ltd.	99,820	7,764,310

		$48,055,868
Biotechnology - 0.7%
Abcam PLC	675,000	$4,082,288
Actelion Ltd. (a)	127,884	7,358,376

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Biotechnology - continued
Lonza Group AG	44,248	$3,711,822
TECHNE Corp.	90,900	6,508,440

		$21,660,926
Broadcasting - 1.5%
Havas S.A.	2,390,900	$12,838,585
Nippon Television Network Corp.	20,610	2,931,189
Proto Corp.	173,300	6,291,969
Publicis Groupe	150,000	8,412,853
Rightmove PLC	860,287	13,110,688

		$43,585,284
Brokerage & Asset Managers - 4.9%
Aberdeen Asset Management PLC	7,080,445	$23,943,612
Bolsa Mexicana de Valores S.A. de C.V.	2,190,400	4,605,669
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	580,600	9,601,691
Daiwa Securities Group, Inc.	2,052,000	9,423,708
GAM Holding Ltd.	126,423	2,401,831
ICAP PLC	1,544,363	13,081,026
IG Group Holdings PLC	1,802,955	13,206,244
Osaka Securities Exchange Co. Ltd.	2,717	13,637,263
Rathbone Brothers PLC	641,435	12,512,519
Schroders PLC	902,534	25,134,590
Van Lanschot N.V.	48,159	2,149,904
Yuanta Financial Holding Co. Ltd.	20,074,000	14,437,798

		$144,135,855
Business Services - 8.2%
Amadeus Fire AG	253,777	$11,839,769
Amadeus Holdings AG (a)	1,133,819	21,692,452
Bunzl PLC	2,878,250	34,375,714
Cabcharge Australia Ltd.	1,682,709	9,607,615
Capgemini	122,461	7,113,018
Cielo S.A.	895,940	7,594,898
Cognizant Technology Solutions Corp., “A” (a)	163,550	13,312,970
CTS Eventim AG	152,750	9,855,129
Delek Automotive Systems Ltd.	244,781	3,003,275
Electrocomponents PLC	1,130,717	4,848,545
Hays PLC	4,500,000	8,395,581
HomeServe PLC	1,176,128	8,382,806
Intertek Group PLC	500,239	16,322,512
LPS Brasil - Consultoria de Imoveis S.A.	429,700	10,080,244
LSL Property Services PLC	2,039,488	8,015,779

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Misumi Group Inc.	100,200	$2,487,533
MITIE Group PLC	816,400	2,573,499
MSCI, Inc., “A” (a)	175,684	6,468,685
Nomura Research Institute Ltd.	637,000	14,060,255
Premier Farnell PLC	1,460,610	6,356,859
Redecard S.A.	268,200	3,950,761
Serco Group PLC	264,225	2,365,193
Sodexo	216,434	15,805,811
TAKKT AG	357,368	5,697,697
Wolseley PLC (a)	166,269	5,598,636

		$239,805,236
Cable TV - 0.7%
Naspers	213,477	$11,486,420
Telenet Group Holding N.V.	205,000	9,606,242

		$21,092,662
Chemicals - 0.8%
Nissan Chemical Industries Ltd.	150,000	$1,550,854
Nufarm Ltd. (a)	2,786,831	14,902,828
Victrex PLC	372,623	8,069,785

		$24,523,467
Computer Software - 1.1%
Dassault Systemes S.A.	11,683	$897,894
OBIC Co. Ltd.	114,440	21,710,305
Totvs S.A.	494,500	9,495,345

		$32,103,544
Computer Software - Systems - 2.6%
Acer, Inc.	5,094,348	$10,394,331
Konica Minolta Holdings, Inc.	2,502,000	20,965,304
NICE Systems Ltd. (a)	323,183	11,932,768
Venture Corp. Ltd.	3,330,000	25,387,783
Wincor Nixdorf AG	76,514	6,194,928

		$74,875,114
Conglomerates - 1.4%
Alfa S.A.B de C.V. (a)	434,150	$5,655,709
Ansell Ltd.	171,839	2,403,067
DCC PLC	431,544	13,742,296
First Pacific Co. Ltd.	8,252,000	7,383,628
Smiths Group PLC	262,605	5,463,884

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - continued
Sulzer AG	50,824	$7,658,184

		$42,306,768
Construction - 3.6%
Bellway PLC	2,335,757	$26,079,269
BUZZI UNICEM S.p.A (l)	943,300	13,742,764
China Shanshui Cement Group Ltd.	15,221,000	14,206,306
Corporacion GEO S.A.B. de C.V. (a)	3,156,200	8,841,484
Corporacion Moctezuma S.A. de C.V.	1,415,100	3,558,436
Duratex S.A.	1,789,875	18,911,184
Geberit AG	52,784	11,493,522
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	4,101,200	9,571,633

		$106,404,598
Consumer Products - 4.1%
Beiersdorf AG	208,068	$12,698,747
Christian Dior S.A.	205,568	28,937,905
Dabur India Ltd.	6,184,133	13,326,498
Dr. Ci:Labo Co. Ltd.	605	2,240,202
Hengan International Group Co. Ltd.	961,500	7,132,248
Henkel KGaA, IPS (l)	205,879	12,753,342
Kimberly-Clark de Mexico S.A. de C.V., “A”	808,060	5,006,875
Kose Corp.	107,300	2,666,375
Milbon Co. Ltd.	173,030	4,780,271
Oriflame Cosmetics S.A.	187,600	9,707,087
PZ Cussons	427,300	2,238,075
Shiseido Co. Ltd.	191,300	3,311,758
Uni-Charm Corp.	402,400	14,634,047

		$119,433,430
Consumer Services - 1.7%
Anhanguera Educacional Participacoes S.A.	787,600	$19,286,588
Dignity PLC	924,216	10,319,086
Kakaku.com, Inc.	200	1,114,451
Kroton Educacional S.A., IEU (a)	491,316	6,331,601
Rakuten NPV	4,019	3,614,104
Thomas Cook Group PLC	3,488,852	9,548,169

		$50,213,999
Containers - 1.4%
Klabin S.A., IPS	2,136,200	$8,635,605
Mayr-Melnhof Karton AG	85,690	10,010,288
Owens-Illinois, Inc. (a)	450,600	13,603,614

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - continued
Viscofan S.A.	207,728	$8,242,979

		$40,492,486
Electrical Equipment - 1.9%
Kaba Holding AG	6,972	$2,907,214
Legrand S.A.	289,820	12,057,064
OMRON Corp.	88,821	2,496,556
Pfeiffer Vacuum Technology AG	66,499	9,328,111
Prysmian S.p.A.	113,356	2,432,213
Sensata Technologies Holding B.V. (a)	360,000	12,502,800
Spectris PLC	699,270	15,289,711

		$57,013,669
Electronics - 3.1%
Advantech Co. Ltd.	6,004,352	$18,580,791
ASM International N.V (a)	38,866	1,525,741
Domino Printing Sciences PLC	487,529	4,931,103
Halma PLC	1,188,055	6,680,102
Hirose Electric Co. Ltd. (l)	68,408	7,368,787
Infineon Technologies AG	1,139,532	11,684,125
Melexis N.V.	237,947	4,242,209
Sanken Electric Co. Ltd.	204,000	1,201,731
Seoul Semiconductor Co. Ltd.	302,085	11,800,303
Siliconware Precision Industries Co.	11,093,000	13,882,046
Tripod Technology Corp.	2,255,000	9,930,543

		$91,827,481
Energy - Independent - 2.0%
Bankers Petroleum Ltd. (a)	2,027,080	$18,190,403
Cairn Energy PLC (a)	1,400,000	10,378,211
Cobalt International Energy, Inc. (a)	273,400	4,595,854
EnQuest PLC (a)	207,119	452,871
Motor Oil (Hellas) Corinth Refineries S.A.	118,394	1,536,938
Niko Resources Ltd.	150,000	14,388,860
Resource Generation Ltd. (a)	3,589,134	3,433,989
Santos Ltd.	415,307	6,679,857

		$59,656,983
Engineering - Construction - 1.6%
Cape PLC	309,325	$2,442,639
Foster Wheeler AG (a)	118,800	4,469,256
JGC Corp.	1,150,000	26,918,129
Outotec Oyj (l)	134,946	8,116,458

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - continued
Toshiba Plant Kensetsu Co. Ltd.	329,000	$3,721,916

		$45,668,398
Food & Beverages - 1.9%
Associated British Foods PLC	305,308	$4,858,569
Britvic PLC	1,185,071	7,518,815
Coca-Cola Hellenic Bottling Co. S.A.	351,298	9,434,438
Cranswick PLC	8,402	111,939
Grupo Continental S.A.	1,277,790	4,379,816
Kerry Group PLC	298,968	11,130,532
M Dias Branco S.A Industria e Comercio de Alimentos	396,100	9,461,856
Tiger Brands Ltd.	352,653	9,123,104

		$56,019,069
Food & Drug Stores - 1.4%
Cosmos Pharmaceutical Corp.	44,300	$1,845,390
Dairy Farm International Holdings Ltd.	645,300	5,368,896
FamilyMart Co. Ltd.	111,500	4,188,958
Lawson, Inc.	260,700	12,568,009
Magnit OJSC, GDR	420,300	12,739,293
Sundrug Co. Ltd.	189,100	5,381,098

		$42,091,644
Forest & Paper Products - 0.2%
Suzano Papel e Celulose S.A., IPS	557,350	$5,137,732

Gaming & Lodging - 1.2%
InterContinental Hotels Group PLC	386,784	$7,929,720
Ladbrokes PLC	2,106,324	4,477,129
Paddy Power PLC	125,840	5,510,720
Sands China Ltd. (a)	4,316,400	9,633,248
William Hill PLC	2,302,608	6,674,776

		$34,225,593
General Merchandise - 0.6%
Dunelm Group PLC	99,785	$614,528
Lojas Renner S.A.	155,900	5,050,409
Shinsegae Co. Ltd.	47,734	11,357,468

		$17,022,405
Health Maintenance Organizations - 0.3%
Odontoprev S.A.	478,600	$7,821,057

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 4.3%
Admiral Group PLC	610,199	$15,211,814
Amlin PLC	1,988,020	12,173,106
Brasil Insurance Paticipaco e Administracao S.A. (a)	10,700	11,796,772
Catlin Group Ltd.	1,488,461	8,617,531
CNinsure, Inc., ADR (l)	323,235	4,189,126
Hiscox Ltd.	4,484,979	27,145,993
Jardine Lloyd Thompson Group PLC	864,060	9,591,985
Mediolanum S.p.A.	1,750,101	9,410,042
Samsung Fire & Marine Insurance Co. Ltd. (a)	35,398	7,825,348
SNS REAAL Groep N.V. (a)	598,257	3,387,160
Storebrand A.S.A.	2,039,745	17,501,180

		$126,850,057
Leisure & Toys - 0.6%
Sankyo Co. Ltd.	170,700	$8,752,531
Shimano, Inc.	50,200	2,507,586
Ubisoft Entertainment S.A. (a)	500,000	5,108,297

		$16,368,414
Machinery & Tools - 3.9%
Aalberts Industries N.V.	235,579	$5,590,529
Beml Ltd.	303,020	4,633,804
Bucyrus International, Inc.	55,700	5,093,765
Burckhardt Compression Holding AG	17,500	5,511,023
Charter International PLC	451,907	5,857,590
Faiveley SA	33,600	3,324,207
GEA Group AG	850,500	28,011,837
GLORY Ltd.	232,500	5,117,907
Kennametal, Inc.	195,030	7,606,170
Neopost S.A.	119,703	10,485,639
Rotork PLC	166,366	4,659,801
Seco Tools AB, “B”	200,000	3,548,852
Sinotruk (Hong Kong) Ltd.	9,417,000	8,062,842
T.K. Corp. (a)	661,340	11,846,785
Union Tool Co.	175,700	4,165,429

		$113,516,180
Major Banks - 0.2%
Julius Baer Group Ltd.	126,423	$5,486,359

Medical & Health Technology & Services - 2.0%
Diagnosticos da America S.A.	945,600	$12,162,803
Fleury S.A.	524,100	7,784,537

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Hogy Medical Co. Ltd.	43,800	$1,874,585
Kobayashi Pharmaceutical Co. Ltd.	340,000	15,757,394
Miraca Holdings, Inc.	555,200	21,258,860

		$58,838,179
Medical Equipment - 3.9%
Cochlear Ltd.	173,825	$14,921,261
DENTSPLY International, Inc.	329,600	12,191,904
DIASORIN S.p.A.	92,785	4,082,917
Fisher & Paykel Healthcare Corp. Ltd.	7,033,297	16,850,514
Nakanishi, Inc.	80,000	8,030,777
Nihon Kohden Corp.	167,000	3,635,934
Smith & Nephew PLC	469,638	5,296,355
Sonova Holding AG	149,925	13,360,219
Synthes, Inc.	203,904	27,571,994
Waters Corp. (a)	83,087	7,220,260

		$113,162,135
Metals & Mining - 3.0%
Iluka Resources Ltd.	3,074,684	$42,297,982
Inmet Mining Corp.	149,543	10,511,971
Maanshan Iron & Steel Co. Ltd.	14,672,000	7,940,956
MOIL Ltd.	915,219	8,101,417
SSAB Svenskt Stal AB, “A”	174,000	2,755,319
Ternium S.A., ADR	184,970	6,647,822
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	337,200	4,079,074
Voestalpine AG	125,000	5,868,979

		$88,203,520
Natural Gas - Pipeline - 0.7%
Enagas S.A.	848,508	$19,143,888

Network & Telecom - 0.5%
Vtech Holdings Ltd.	1,377,600	$15,629,288

Oil Services - 3.0%
Acergy S.A. (a)	405,658	$10,247,353
Aker Kvaerner A.S.A.	508,159	11,678,859
Dresser-Rand Group, Inc. (a)	283,300	15,190,546
Fugro N.V.	137,477	12,114,679
Oceaneering International, Inc. (a)	138,600	12,397,770
Petrofac Ltd.	207,119	4,947,356
Petroleum Geo-Services ASA (a)	253,477	4,063,241

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	157,550	$15,488,924
Tecnicas Reunidas S.A.	50,804	3,054,216

		$89,182,944
Other Banks & Diversified Financials - 5.0%
Aeon Credit Service Co. Ltd.	782,500	$10,771,369
Azimut Holding SpA	741,900	8,295,709
Chiba Bank Ltd.	2,426,451	13,593,726
Commercial International Bank	1,265,222	6,997,519
Compartamos S.A.B. de C.V. (a)	4,033,370	7,260,063
Credicorp Ltd.	42,900	4,501,497
CSU Cardsystem S.A.	1,717,990	5,135,082
Federal Bank Ltd.	1,197,924	11,243,213
Housing Development Finance Corp. Ltd.	463,660	7,290,467
Jyske Bank (a)	373,206	16,620,194
PT Bank Negara Indonesia Tbk.	1,730,000	789,750
Public Bank Berhad	2,170,000	9,414,379
Public Bank Berhad	40,588	175,820
Shizuoka Bank Ltd.	881,000	7,286,944
Sydbank A/S	553,969	13,982,947
TISCO Financial Group Public Co. Ltd.	9,216,100	11,960,057
TISCO Financial Group Public Co. Ltd.	1,224,300	1,578,697
Unione di Banche Italiane S.c.p.A.	1,062,904	9,083,276

		$145,980,709
Pharmaceuticals - 1.4%
Genomma Lab Internacional S.A., “B” (a)	2,371,500	$5,369,268
Hisamitsu Pharmaceutical Co., Inc.	83,500	3,367,907
Santen Pharmaceutical Co. Ltd.	490,400	19,544,073
Virbac SA (a)	70,049	11,677,535

		$39,958,783
Pollution Control - 0.1%
Daiseki Co. Ltd.	218,100	$4,258,168

Railroad & Shipping - 0.4%
Diana Shipping, Inc. (a)	625,000	$7,400,000
Precious Shipping Public Co. Ltd.	8,078,200	4,834,367

		$12,234,367
Real Estate - 1.7%
Ascendas Real Estate Investment Trust, REIT	7,632,466	$12,291,873
Brasil Brokers Participacoes	2,103,300	10,950,326

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Deutsche Wohnen AG (a)	1,504,275	$21,702,320
Midland Holdings Ltd.	5,594,000	4,350,901

		$49,295,420
Special Products & Services - 0.5%
Filtrona PLC	2,307,793	$11,247,167
K-Green Trust NPV, IEU	702,400	573,956
SK KAKEN Co. Ltd.	50,000	1,743,208
Tikkurila Oyj (a)(l)	113,311	2,578,985

		$16,143,316
Specialty Chemicals - 4.4%
Air Water, Inc.	323,000	$3,933,626
Chugoku Marine Paints Ltd.	396,000	3,318,250
Croda International PLC	1,491,287	40,143,173
Elementis PLC	3,525,642	8,602,525
Japan Pure Chemical Co. Ltd.	365	1,048,750
Kansai Paint Co. Ltd.	1,249,000	10,826,268
Mexichem S.A.B de C.V.	1,801,500	6,745,903
Nippon Paint Co. Ltd.	786,000	5,272,758
Sika AG	7,312	17,609,302
Symrise AG	504,491	14,792,618
W. R. Grace & Co. (a)	408,400	15,637,636

		$127,930,809
Specialty Stores - 3.3%
Abc-Mart, Inc.	311,100	$11,313,747
Bulgari S.p.A. (l)	318,751	5,524,706
Carpetright PLC	271,162	2,960,162
Delticom AG	33,194	3,003,666
DeNA Co. Ltd.	113,800	4,111,193
Esprit Holdings Ltd.	2,909,568	13,353,591
GS Home Shopping, Inc.	57,156	7,107,050
Halfords Group PLC	373,500	2,086,305
JB Hi-Fi Ltd. (l)	196,156	4,084,255
NEXT PLC	639,069	20,298,851
Nitori Co. Ltd.	75,000	6,591,128
Point, Inc.	47,890	2,003,573
Shimamura Co. Ltd.	31,100	2,740,599
Travis Perkins PLC	454,700	7,411,006
Yamada Denki Co. Ltd.	75,200	5,071,796

		$97,661,628

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.5%
Cellcom Israel Ltd.	200,000	$6,624,000
Vivo Participacoes S.A., ADR	182,100	7,353,198

		$13,977,198
Telephone Services - 0.8%
Empresa Nacional de Telecomunicaciones S.A.	339,472	$5,550,667
PT XL Axiata Tbk (a)	22,774,500	14,254,496
Telekom Austria AG	275,829	4,034,138

		$23,839,301
Tobacco - 1.5%
KT&G Corp.	144,605	$7,527,185
Swedish Match AB	1,090,740	36,272,173

		$43,799,358
Trucking - 1.3%
DSV	881,976	$21,776,150
Yamato Holdings Co. Ltd.	1,109,700	17,209,822

		$38,985,972
Utilities - Electric Power - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	1,279,000	$6,042,675
Eletropaulo Metropolitana S.A., IPS	353,600	7,818,553
Equatorial Energia S.A.	701,800	5,463,436
Manila Water Co.	12,506,000	5,232,925
Tractebel Energia S.A.	465,600	7,870,983

		$32,428,572
Total Common Stocks (Identified Cost, $2,341,492,260)		$2,859,781,630

Collateral for Securities Loaned - 1.0%
Goldman Sachs Group, Inc. Repurchase Agreement, 0.12%, dated 3/31/11, due 4/01/11, total to be received $29,004,370 (secured by U.S. Treasury and Federal Agency obligations valued at $29,584,363 in an individually traded account), at Cost and Net Asset Value	29,004,273	$29,004,273

Money Market Funds (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	48,848,975	$48,848,975
Total Investments (Identified Cost, $2,419,345,508)		$2,937,634,878

Other Assets, Less Liabilities - (0.2)%		(5,169,839)
Net Assets - 100.0%		$2,932,465,039

15

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,370,496,533)	$2,888,785,903
Underlying affiliated funds, at cost and value	48,848,975
Total investments, at value, including $27,509,702 of securities on loan (identified cost, $2,419,345,508)	$2,937,634,878
Foreign currency, at value (identified cost, $10,438,954)	10,578,997
Receivables for
Investments sold	16,585,077
Fund shares sold	6,768,419
Interest and dividends	9,354,260
Other assets	20,069
Total assets	$2,980,941,700
Liabilities
Payable to custodian	$114,600
Payables for
Investments purchased	12,049,589
Fund shares reacquired	4,530,563
Collateral for securities loaned, at value	29,004,273
Payable to affiliates
Investment adviser	151,230
Shareholder servicing costs	1,353,714
Distribution and service fees	37,678
Program manager fees	34
Payable for independent Trustees’ compensation	11,730
Accrued expenses and other liabilities	1,223,250
Total liabilities	$48,476,661
Net assets	$2,932,465,039
Net assets consist of
Paid-in capital	$2,879,301,219
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $816,124 deferred country tax)	517,625,166
Accumulated net realized gain (loss) on investments and foreign currency transactions	(467,114,875)
Undistributed net investment income	2,653,529
Net assets	$2,932,465,039
Shares of beneficial interest outstanding	130,792,008

17

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,542,353,736	69,045,595	$22.34
Class B	82,954,033	3,861,300	21.48
Class C	183,078,639	8,564,505	21.38
Class I	922,951,722	40,233,460	22.94
Class R1	3,086,494	147,708	20.90
Class R2	53,979,599	2,474,526	21.81
Class R3	31,592,179	1,420,846	22.23
Class R4	106,149,640	4,752,259	22.34
Class 529A	4,337,554	196,821	22.04
Class 529B	824,122	39,545	20.84
Class 529C	1,157,321	55,443	20.87

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $23.70 [100 / 94.25 x $22.34] and $23.38 [100 / 94.25 x $22.04], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$23,045,145
Interest	177,777
Dividends from underlying affiliated funds	66,588
Foreign taxes withheld	(1,001,389)
Total investment income	$22,288,121
Expenses
Management fee	$12,881,603
Distribution and service fees	3,348,067
Program manager fees	2,896
Shareholder servicing costs	1,923,740
Administrative services fee	185,292
Independent Trustees’ compensation	29,794
Custodian fee	615,253
Shareholder communications	75,351
Auditing fees	27,917
Legal fees	21,899
Miscellaneous	130,179
Total expenses	$19,241,991
Fees paid indirectly	(178)
Reduction of expenses by investment adviser	(4,276)
Net expenses	$19,237,537
Net investment income	$3,050,584
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $106 country tax refund)	$167,252,974
Foreign currency transactions	(709,342)
Net realized gain (loss) on investments and foreign currency transactions	$166,543,632
Change in unrealized appreciation (depreciation)
Investments (net of $981,151 decrease in deferred country tax)	$124,338,707
Translation of assets and liabilities in foreign currencies	(26,109)
Net unrealized gain (loss) on investments and foreign currency translation	$124,312,598
Net realized and unrealized gain (loss) on investments and foreign currency	$290,856,230
Change in net assets from operations	$293,906,814

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/11 (unaudited)	Year ended 9/30/10
From operations
Net investment income	$3,050,584	$26,262,798
Net realized gain (loss) on investments and foreign currency transactions	166,543,632	97,610,407
Net unrealized gain (loss) on investments and foreign currency translation	124,312,598	251,209,323
Change in net assets from operations	$293,906,814	$375,082,528
Distributions declared to shareholders
From net investment income	$(25,600,271)	$(25,090,658)
Change in net assets from fund share transactions	$151,206,068	$(25,605,978)
Total change in net assets	$419,512,611	$324,385,892
Net assets
At beginning of period	2,512,952,428	2,188,566,536
At end of period (including undistributed net investment income of $2,653,529 and $25,203,216, respectively)	$2,932,465,039	$2,512,952,428

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$20.24		$17.43	$17.39	$30.87	$26.64	$24.15
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.21	$0.20	$0.27	$0.25	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.28		2.80	1.05	(8.25)	6.84	4.07
Total from investment operations	$2.30		$3.01	$1.25	$(7.98)	$7.09	$4.27
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.20)	$(0.26)	$(0.27)	$(0.23)	$(0.13)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.20)		$(0.20)	$(1.21)	$(5.50)	$(2.86)	$(1.78)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$22.34		$20.24	$17.43	$17.39	$30.87	$26.64
Total return (%) (r)(s)(t)	11.43	(n)	17.43	9.88	(31.08)	28.17	18.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.44	1.54	1.50	1.51	1.55
Expenses after expense reductions (f)	1.40	(a)	1.44	1.52	1.45	1.46	1.55
Net investment income	0.21	(a)	1.14	1.48	1.14	0.88	0.77
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$1,542,354		$1,359,614	$1,253,375	$1,472,636	$2,891,693	$2,635,185

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.38		$16.70	$16.66	$29.76	$25.77	$23.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.06	$0.09	$0.10	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.19		2.70	1.02	(7.93)	6.61	3.95
Total from investment operations	$2.13		$2.76	$1.11	$(7.83)	$6.66	$3.98
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.08)	$(0.12)	$(0.04)	$(0.04)	$—
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.03)		$(0.08)	$(1.07)	$(5.27)	$(2.67)	$(1.65)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$21.48		$19.38	$16.70	$16.66	$29.76	$25.77
Total return (%) (r)(s)(t)	11.00	(n)	16.59	9.05	(31.57)	27.30	17.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.19	2.26	2.15	2.16	2.20
Expenses after expense reductions (f)	2.15	(a)	2.19	2.26	2.15	2.16	2.20
Net investment income (loss)	(0.56	)(a)	0.33	0.70	0.42	0.16	0.10
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$82,954		$85,229	$101,608	$143,620	$301,724	$311,077

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.31		$16.66	$16.61	$29.69	$25.74	$23.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.07	$0.09	$0.09	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.19		2.68	1.01	(7.89)	6.59	3.95
Total from investment operations	$2.13		$2.75	$1.10	$(7.80)	$6.64	$3.98
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.10)	$(0.10)	$(0.05)	$(0.06)	$(0.00	)(w)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.06)		$(0.10)	$(1.05)	$(5.28)	$(2.69)	$(1.65)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$21.38		$19.31	$16.66	$16.61	$29.69	$25.74
Total return (%) (r)(s)(t)	11.04	(n)	16.57	9.04	(31.55)	27.24	17.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.19	2.26	2.15	2.16	2.20
Expenses after expense reductions (f)	2.15	(a)	2.19	2.26	2.15	2.16	2.20
Net investment income (loss)	(0.55	)(a)	0.38	0.71	0.41	0.18	0.11
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$183,079		$170,747	$166,342	$220,821	$472,596	$435,798

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$20.80		$17.90	$17.85	$31.55	$27.18	$24.59
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.27	$0.23	$0.37	$0.35	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	2.34		2.87	1.09	(8.48)	6.97	4.14
Total from investment operations	$2.39		$3.14	$1.32	$(8.11)	$7.32	$4.43
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.24)	$(0.32)	$(0.36)	$(0.32)	$(0.19)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.25)		$(0.24)	$(1.27)	$(5.59)	$(2.95)	$(1.84)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$ 0.00 (w)	$0.00 (w)
Net asset value, end of period	$22.94		$20.80	$17.90	$17.85	$31.55	$27.18
Total return (%) (r)(s)	11.55	(n)	17.72	10.19	(30.87)	28.54	19.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.19	1.26	1.15	1.16	1.20
Expenses after expense reductions (f)	1.15	(a)	1.19	1.26	1.15	1.16	1.20
Net investment income	0.47	(a)	1.42	1.66	1.51	1.19	1.11
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$922,952		$774,647	$584,559	$691,978	$1,040,477	$791,709

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.89		$16.33	$16.37	$29.42	$25.58	$23.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.07	$0.10	$0.10	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		2.61	0.97	(7.79)	6.50	3.93
Total from investment operations	$2.08		$2.68	$1.07	$(7.69)	$6.55	$3.94
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.16)	$(0.13)	$(0.08)	$(0.14)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.07)		$(0.12)	$(1.11)	$(5.36)	$(2.71)	$(1.79)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$20.90		$18.89	$16.33	$16.37	$29.42	$25.58
Total return (%) (r)(s)	11.06	(n)	16.51	9.07	(31.54)	27.10	17.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.19	2.25	2.20	2.30	2.40
Expenses after expense reductions (f)	2.15	(a)	2.19	2.25	2.20	2.26	2.30
Net investment income (loss)	(0.55	)(a)	0.41	0.80	0.44	0.17	0.05
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$3,086		$2,881	$2,476	$2,399	$3,413	$1,287

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.75		$17.02	$17.04	$30.35	$26.27	$23.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.16	$0.17	$0.29	$0.16	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		2.74	1.00	(8.18)	6.73	4.01
Total from investment operations	$2.22		$2.90	$1.17	$(7.89)	$6.89	$4.15
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.17)	$(0.24)	$(0.19)	$(0.18)	$(0.14)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.16)		$(0.17)	$(1.19)	$(5.42)	$(2.81)	$(1.79)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$21.81		$19.75	$17.02	$17.04	$30.35	$26.27
Total return (%) (r)(s)	11.28	(n)	17.17	9.58	(31.24)	27.75	18.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.69	1.75	1.68	1.85	1.95
Expenses after expense reductions (f)	1.65	(a)	1.69	1.75	1.68	1.81	1.85
Net investment income (loss)	(0.02	)(a)	0.89	1.27	1.27	0.57	0.54
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$53,980		$42,679	$39,097	$44,529	$40,709	$23,313

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$20.16		$17.36	$17.34	$30.82	$26.64	$24.15
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.21	$0.21	$0.29	$0.24	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		2.80	1.04	(8.27)	6.82	4.06
Total from investment operations	$2.28		$3.01	$1.25	$(7.98)	$7.06	$4.27
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.21)	$(0.28)	$(0.27)	$(0.25)	$(0.13)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.21)		$(0.21)	$(1.23)	$(5.50)	$(2.88)	$(1.78)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$22.23		$20.16	$17.36	$17.34	$30.82	$26.64
Total return (%) (r)(s)	11.38	(n)	17.48	9.92	(31.12)	28.08	18.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.44	1.50	1.44	1.56	1.59
Expenses after expense reductions (f)	1.40	(a)	1.44	1.50	1.44	1.56	1.59
Net investment income	0.25	(a)	1.18	1.55	1.25	0.84	0.80
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$31,592		$21,895	$15,821	$15,391	$21,806	$8,192

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$20.26		$17.44	$17.43	$30.92	$26.70	$24.19
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.29	$0.27	$0.35	$0.34	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.27		2.77	1.01	(8.28)	6.81	4.20
Total from investment operations	$2.33		$3.06	$1.28	$(7.93)	$7.15	$4.34
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.24)	$(0.32)	$(0.33)	$(0.30)	$(0.18)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.25)		$(0.24)	$(1.27)	$(5.56)	$(2.93)	$(1.83)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$22.34		$20.26	$17.44	$17.43	$30.92	$26.70
Total return (%) (r)(s)	11.57	(n)	17.73	10.20	(30.90)	28.42	19.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.20	1.24	1.18	1.26	1.30
Expenses after expense reductions (f)	1.15	(a)	1.20	1.24	1.18	1.26	1.30
Net investment income	0.55	(a)	1.56	1.96	1.45	1.13	0.52
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$106,150		$50,050	$21,166	$13,716	$22,080	$16,063

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.97		$17.21	$17.18	$30.54	$26.40	$23.97
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.20	$0.19	$0.23	$0.17	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		2.75	1.03	(8.17)	6.76	4.04
Total from investment operations	$2.26		$2.95	$1.22	$(7.94)	$6.93	$4.17
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.19)	$(0.24)	$(0.19)	$(0.16)	$(0.09)
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.19)		$(0.19)	$(1.19)	$(5.42)	$(2.79)	$(1.74)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$22.04		$19.97	$17.21	$17.18	$30.54	$26.40
Total return (%) (r)(s)(t)	11.38	(n)	17.29	9.75	(31.22)	27.78	18.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.54	1.63	1.68	1.76	1.80
Expenses after expense reductions (f)	1.50	(a)	1.54	1.63	1.68	1.76	1.80
Net investment income	0.12	(a)	1.11	1.45	1.00	0.58	0.52
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$4,338		$3,607	$2,648	$2,337	$3,566	$2,642

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.84		$16.27	$16.32	$29.29	$25.48	$23.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.05	$0.09	$0.07	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		2.61	0.96	(7.79)	6.50	3.91
Total from investment operations	$2.06		$2.66	$1.05	$(7.72)	$6.49	$3.88
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)	$(0.15)	$(0.02)	$(0.05)	$—
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.06)		$(0.09)	$(1.10)	$(5.25)	$(2.68)	$(1.65)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$20.84		$18.84	$16.27	$16.32	$29.29	$25.48
Total return (%) (r)(s)(t)	10.94	(n)	16.44	8.98	(31.69)	26.93	17.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.29	2.35	2.33	2.41	2.45
Expenses after expense reductions (f)	2.25	(a)	2.29	2.35	2.33	2.41	2.45
Net investment income (loss)	(0.66	)(a)	0.28	0.73	0.31	(0.04)	(0.10)
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$824		$834	$758	$652	$1,007	$727

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.88		$16.32	$16.33	$29.31	$25.45	$23.22
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.06	$0.10	$0.08	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		2.61	0.97	(7.81)	6.52	3.92
Total from investment operations	$2.06		$2.67	$1.07	$(7.73)	$6.50	$3.88
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.11)	$(0.13)	$(0.02)	$(0.01)	$—
From net realized gain on investments	—		—	(0.95)	(5.23)	(2.63)	(1.65)
Total distributions declared to shareholders	$(0.07)		$(0.11)	$(1.08)	$(5.25)	$(2.64)	$(1.65)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$0.00 (w)	$0.00 (w)
Net asset value, end of period	$20.87		$18.88	$16.32	$16.33	$29.31	$25.45
Total return (%) (r)(s)(t)	10.93	(n)	16.45	9.02	(31.72)	26.97	17.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.29	2.34	2.33	2.41	2.45
Expenses after expense reductions (f)	2.25	(a)	2.29	2.34	2.33	2.41	2.45
Net investment income (loss)	(0.59	)(a)	0.33	0.80	0.35	(0.06)	(0.14)
Portfolio turnover	30		34	42	66	67	68
Net assets at end of period (000 omitted)	$1,157		$770	$717	$617	$895	$688
Supplemental Ratios (%):

(a)	Anuualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

31

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International New Discovery Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue,

32

Notes to Financial Statements (unaudited) – continued

trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

33

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$560,987,479	$—	$—	$560,987,479
Japan	404,342,368	1,743,208	—	406,085,576
Brazil	219,397,663	—	—	219,397,663
Germany	154,172,409	—	—	154,172,409
United States	136,799,670	—	—	136,799,670
Australia	123,086,914	—	—	123,086,914
France	116,658,809	—	—	116,658,809
Switzerland	105,069,847	—	—	105,069,847
Hong Kong	85,544,390	—	—	85,544,390
Other Countries	934,852,633	17,126,240	—	951,978,873
Short Term Securities	—	29,004,273	—	29,004,273
Mutual Funds	48,848,975	—	—	48,848,975
Total Investments	$2,889,761,157	$47,873,721	$—	$2,937,634,878

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on

34

Notes to Financial Statements (unaudited) – continued

investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At March 31, 2011, the fund has yet to enter into such transactions.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service

35

Notes to Financial Statements (unaudited) – continued

providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

36

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/10
Ordinary income (including any short-term capital gains)	$25,090,658

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/11
Cost of investments	$2,442,915,750
Gross appreciation	618,591,201
Gross depreciation	(123,872,073)
Net unrealized appreciation (depreciation)	$494,719,128

As of 9/30/10
Undistributed ordinary income	25,449,030
Capital loss carryforwards	(610,088,265)
Other temporary differences	(1,865,060)
Net unrealized appreciation (depreciation)	371,361,572

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(99,932,068)
9/30/18	(510,156,197)
Total	$(610,088,265)

37

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/11	Year ended 9/30/10
Class A	$13,756,193	$14,493,202
Class B	125,350	466,634
Class C	518,358	957,029
Class I	9,665,922	8,217,119
Class R1	11,420	19,429
Class R2	358,424	395,160
Class R3	257,202	192,171
Class R4	866,373	311,731
Class 529A	35,239	29,354
Class 529B	2,458	3,924
Class 529C	3,332	4,905
Total	$25,600,271	$25,090,658

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.85%

The management fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.93% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses

38

Notes to Financial Statements (unaudited) – continued

do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement terminated on February 1, 2011. For the six months ended March 31, 2011, the fund’s actual expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $144,526 and $2,109 for the six months ended March 31, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,842,850
Class B	0.75%	0.25%	1.00%	1.00%	426,957
Class C	0.75%	0.25%	1.00%	1.00%	892,785
Class R1	0.75%	0.25%	1.00%	1.00%	15,225
Class R2	0.25%	0.25%	0.50%	0.50%	122,408
Class R3	—	0.25%	0.25%	0.25%	33,823
Class 529A	—	0.25%	0.25%	0.25%	4,980
Class 529B	0.75%	0.25%	1.00%	1.00%	4,208
Class 529C	0.75%	0.25%	1.00%	1.00%	4,831
Total Distribution and Service Fees					$3,348,067

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2011 based on each class’ average daily net assets.

39

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2011, were as follows:

Amount
Class A	$157
Class B	28,661
Class C	4,702
Class 529B	27
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2011, were as follows:

Amount
Class 529A	$1,992
Class 529B	421
Class 529C	483
Total Program Manager Fees	$2,896

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2011, the fee was $283,165, which equated to 0.0205% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,170,295.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying

40

Notes to Financial Statements (unaudited) – continued

funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2011, these costs for the fund amounted to $470,280 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.0134% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $849 and is included in independent Trustees’ compensation for the six months ended March 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $4,174 at March 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

41

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,779 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,276, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $868,295,612 and $793,144,009, respectively.

42

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,717,722	$230,677,513	14,281,481	$261,881,964
Class B	196,404	4,069,555	329,904	5,797,022
Class C	547,144	11,313,179	938,150	16,447,753
Class I	5,964,140	131,438,769	8,329,059	155,668,785
Class R1	14,377	287,881	41,474	719,787
Class R2	700,095	14,783,064	754,441	13,343,852
Class R3	512,066	10,984,523	576,583	10,579,574
Class R4	2,886,884	61,998,208	1,978,371	36,793,089
Class 529A	22,303	475,011	42,406	767,872
Class 529B	2,076	42,679	5,049	86,452
Class 529C	16,904	335,933	8,677	151,166
	21,580,115	$466,406,315	27,285,595	$502,237,316
Shares issued to shareholders in reinvestment of distributions
Class A	578,220	$12,246,772	731,549	$13,123,984
Class B	5,411	110,500	24,804	428,866
Class C	20,217	410,721	43,940	756,647
Class I	381,391	8,287,598	377,071	6,938,103
Class R1	575	11,420	1,153	19,429
Class R2	14,107	292,011	18,089	317,469
Class R3	12,201	257,202	10,640	190,148
Class R4	19,007	402,199	1,113	19,937
Class 529A	1,686	35,239	1,657	29,354
Class 529B	124	2,458	233	3,924
Class 529C	168	3,332	291	4,905
	1,033,107	$22,059,452	1,210,540	$21,832,766

43

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,434,007)	$(203,463,127)	(19,751,546)	$(362,047,819)
Class B	(738,351)	(15,249,788)	(2,039,489)	(35,775,640)
Class C	(844,773)	(17,420,009)	(2,123,272)	(36,951,542)
Class I	(3,360,062)	(74,407,511)	(4,120,833)	(76,793,251)
Class R1	(19,764)	(401,690)	(41,760)	(719,324)
Class R2	(400,634)	(8,456,561)	(908,066)	(16,144,560)
Class R3	(189,721)	(4,086,854)	(412,102)	(7,443,911)
Class R4	(624,461)	(13,420,953)	(722,535)	(13,151,611)
Class 529A	(7,827)	(166,204)	(17,312)	(313,269)
Class 529B	(6,917)	(138,413)	(7,621)	(128,211)
Class 529C	(2,413)	(48,589)	(12,121)	(206,922)
	(15,628,930)	$(337,259,699)	(30,156,657)	$(549,676,060)
Net change
Class A	1,861,935	$39,461,158	(4,738,516)	$(87,041,871)
Class B	(536,536)	(11,069,733)	(1,684,781)	(29,549,752)
Class C	(277,412)	(5,696,109)	(1,141,182)	(19,747,142)
Class I	2,985,469	65,318,856	4,585,297	85,813,637
Class R1	(4,812)	(102,389)	867	19,892
Class R2	313,568	6,618,514	(135,536)	(2,483,239)
Class R3	334,546	7,154,871	175,121	3,325,811
Class R4	2,281,430	48,979,454	1,256,949	23,661,415
Class 529A	16,162	344,046	26,751	483,957
Class 529B	(4,717)	(93,276)	(2,339)	(37,835)
Class 529C	14,659	290,676	(3,153)	(50,851)
	6,984,292	$151,206,068	(1,660,522)	$(25,605,978)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 9%, 2% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Moderate Allocation Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

44

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2011, the fund’s commitment fee and interest expense were $12,851 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,168,300	346,483,974	(334,803,299)	48,848,975

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$66,588	$48,848,975

45

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

46

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

47

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

48

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Research Fund

SEMIANNUAL REPORT

March 31, 2011

MFR-SEM

MFS® RESEARCH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.9%
Danaher Corp.	2.6%
Exxon Mobil Corp.	2.6%
JPMorgan Chase & Co.	2.1%
Fluor Corp.	2.0%
Chevron Corp.	2.0%
Oracle Corp.	1.9%
Occidental Petroleum Corp.	1.8%
EMC Corp.	1.5%
Bank of America Corp.	1.4%

Global equity sectors
Technology	18.3%
Energy	16.2%
Capital Goods (s)	15.8%
Financial Services	15.6%
Health Care	10.6%
Consumer Cyclicals	10.0%
Consumer Staples	8.0%
Telecommunications/Cable television	4.1%

(s)	Includes both common stocks and securities sold short.

Percentages are based on net assets as of 3/31/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2010 through March 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expenses Paid During Period (p) 10/01/10-3/31/11
A	Actual	0.90%	$1,000.00	$1,171.77	$4.87
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
B	Actual	1.65%	$1,000.00	$1,167.55	$8.92
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
C	Actual	1.65%	$1,000.00	$1,167.95	$8.92
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
I	Actual	0.65%	$1,000.00	$1,173.29	$3.52
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28
W	Actual	0.75%	$1,000.00	$1,172.72	$4.06
	Hypothetical (h)	0.75%	$1,000.00	$1,021.19	$3.78
R1	Actual	1.65%	$1,000.00	$1,167.97	$8.92
	Hypothetical (h)	1.65%	$1,000.00	$1,016.70	$8.30
R2	Actual	1.15%	$1,000.00	$1,170.52	$6.22
	Hypothetical (h)	1.15%	$1,000.00	$1,019.20	$5.79
R3	Actual	0.90%	$1,000.00	$1,172.18	$4.87
	Hypothetical (h)	0.90%	$1,000.00	$1,020.44	$4.53
R4	Actual	0.65%	$1,000.00	$1,172.89	$3.52
	Hypothetical (h)	0.65%	$1,000.00	$1,021.69	$3.28

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sales.

4

PORTFOLIO OF INVESTMENTS

3/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)

Aerospace - 2.3%
Goodrich Corp.	131,720	$11,266,012
Honeywell International, Inc.	339,020	20,242,875
Precision Castparts Corp.	139,730	20,565,461

		$52,074,348
Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	117,830	$8,919,731
Phillips-Van Heusen Corp.	112,180	7,295,065

		$16,214,796
Automotive - 0.9%
General Motors Co. (a)	288,620	$8,955,879
Johnson Controls, Inc.	274,340	11,404,314

		$20,360,193
Biotechnology - 1.2%
Amgen, Inc. (a)	192,890	$10,309,971
Gilead Sciences, Inc. (a)	387,950	16,464,598

		$26,774,569
Broadcasting - 2.0%
Viacom, Inc., “B”	450,860	$20,974,007
Walt Disney Co.	560,560	24,154,530

		$45,128,537
Brokerage & Asset Managers - 2.6%
Affiliated Managers Group, Inc. (a)	135,590	$14,829,478
Blackrock, Inc.	57,378	11,533,552
CME Group, Inc.	32,370	9,761,174
Franklin Resources, Inc.	125,620	15,712,550
GFI Group, Inc.	1,359,260	6,823,485

		$58,660,239
Business Services - 1.0%
Accenture Ltd., “A”	399,450	$21,957,767

Cable TV - 1.4%
Comcast Corp., “Special A”	771,540	$17,915,159
DIRECTV, “A” (a)	235,460	11,019,528

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - continued
Virgin Media, Inc.	123,080	$3,420,393

		$32,355,080
Chemicals - 2.1%
Celanese Corp.	482,510	$21,408,969
Ecolab, Inc.	210,150	10,721,853
Monsanto Co.	217,040	15,683,310

		$47,814,132
Computer Software - 4.4%
Autodesk, Inc. (a)	423,920	$18,699,111
Check Point Software Technologies Ltd. (a)	234,150	11,953,358
Intuit, Inc. (a)	218,520	11,603,412
Oracle Corp.	1,305,650	43,569,541
Red Hat, Inc. (a)	168,040	7,627,336
VeriSign, Inc.	243,820	8,828,722

		$102,281,480
Computer Software - Systems - 6.3%
Apple, Inc. (a)(s)	258,170	$89,959,337
EMC Corp. (a)	1,339,840	35,572,752
International Business Machines Corp.	115,610	18,852,523

		$144,384,612
Construction - 0.9%
Owens Corning (a)	604,560	$21,758,114

Consumer Products - 1.1%
Avon Products, Inc.	969,610	$26,218,254

Consumer Services - 0.3%
Monster Worldwide, Inc. (a)	419,890	$6,676,251

Containers - 0.5%
Graham Packaging Co., Inc. (a)	622,280	$10,846,340

Electrical Equipment - 2.6%
Danaher Corp.	1,142,320	$59,286,408

Electronics - 3.1%
Advanced Micro Devices, Inc. (a)	1,611,667	$13,860,336
ASML Holding N.V.	384,900	17,128,050
First Solar, Inc. (a)	80,710	12,981,396

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
JDS Uniphase Corp. (a)	162,440	$3,385,250
Microchip Technology, Inc.	322,300	12,250,623
Samsung Electronics Co. Ltd., GDR	27,266	11,618,043

		$71,223,698
Energy - Independent - 3.9%
Apache Corp.	218,390	$28,591,619
CONSOL Energy, Inc.	66,190	3,549,770
EOG Resources, Inc.	86,120	10,206,081
Occidental Petroleum Corp.	396,770	41,458,497
Southwestern Energy Co. (a)	136,360	5,859,389

		$89,665,356
Energy - Integrated - 6.1%
BP PLC, ADR	311,940	$13,769,032
Chevron Corp. (s)	428,790	46,064,910
EQT Corp.	83,550	4,169,145
Exxon Mobil Corp.	701,150	58,987,750
QEP Resources, Inc.	405,760	16,449,510

		$139,440,347
Engineering - Construction - 2.0%
Fluor Corp.	639,230	$47,085,682

Food & Beverages - 3.7%
Bunge Ltd.	198,900	$14,386,437
Dr Pepper Snapple Group, Inc.	352,880	13,113,021
General Mills, Inc.	546,290	19,966,900
Groupe Danone	185,920	12,145,379
PepsiCo, Inc.	397,230	25,585,584

		$85,197,321
Food & Drug Stores - 0.5%
Walgreen Co.	276,020	$11,079,443

Gaming & Lodging - 0.4%
Marriott International, Inc., “A”	267,990	$9,535,084

General Merchandise - 2.4%
Dollar General Corp. (a)	265,510	$8,323,739
Kohl’s Corp.	291,720	15,472,829
Target Corp.	616,650	30,838,667

		$54,635,235

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.4%
WellPoint, Inc.	133,340	$9,305,799

Insurance - 3.8%
ACE Ltd.	262,020	$16,952,694
Aon Corp.	269,890	14,293,374
Chubb Corp.	165,830	10,167,037
MetLife, Inc.	648,030	28,986,382
Prudential Financial, Inc.	274,740	16,918,489

		$87,317,976
Internet - 1.2%
Google, Inc., “A” (a)	48,760	$28,583,600

Machinery & Tools - 0.4%
Regal Beloit Corp.	136,050	$10,044,572

Major Banks - 6.2%
Bank of America Corp.	2,496,930	$33,284,077
Bank of New York Mellon Corp.	394,536	11,784,790
Goldman Sachs Group, Inc.	166,740	26,423,288
JPMorgan Chase & Co. (s)	1,054,090	48,593,549
KeyCorp	1,243,850	11,045,388
SunTrust Banks, Inc.	413,250	11,918,130

		$143,049,222
Medical & Health Technology & Services - 1.9%
AmerisourceBergen Corp.	183,420	$7,256,095
Medco Health Solutions, Inc. (a)	261,060	14,661,130
Patterson Cos., Inc.	314,480	10,123,111
Quest Diagnostics, Inc.	206,700	11,930,724

		$43,971,060
Medical Equipment - 3.2%
Becton, Dickinson & Co.	127,500	$10,151,550
Covidien PLC	270,520	14,050,809
Medtronic, Inc.	496,640	19,542,784
St. Jude Medical, Inc.	244,680	12,542,297
Thermo Fisher Scientific, Inc. (a)	305,110	16,948,861

		$73,236,301
Metals & Mining - 0.7%
Teck Resources Ltd., “B”	325,839	$17,271,652

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.6%
AGL Resources, Inc.	334,800	$13,338,432

Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc. (a)	238,780	$7,077,439

Network & Telecom - 2.3%
Cisco Systems, Inc.	913,810	$15,671,842
F5 Networks, Inc. (a)	125,290	12,850,995
Finisar Corp. (a)	199,360	4,904,256
Juniper Networks, Inc. (a)	445,970	18,766,418

		$52,193,511
Oil Services - 3.0%
Cameron International Corp. (a)	117,000	$6,680,700
Halliburton Co.	599,530	29,880,575
Schlumberger Ltd.	225,800	21,058,108
Transocean, Inc. (a)	145,070	11,308,207

		$68,927,590
Other Banks & Diversified Financials - 3.0%
Citigroup, Inc. (a)	6,594,110	$29,145,966
TCF Financial Corp.	560,510	8,889,689
Visa, Inc., “A”	279,220	20,556,176
Zions Bancorporation	455,940	10,513,976

		$69,105,807
Pharmaceuticals - 3.9%
Abbott Laboratories	621,310	$30,475,256
Johnson & Johnson	325,320	19,275,210
Pfizer, Inc.	1,327,790	26,967,415
Teva Pharmaceutical Industries Ltd., ADR	254,710	12,778,801

		$89,496,682
Pollution Control - 0.5%
Republic Services, Inc.	408,720	$12,277,949

Railroad & Shipping - 0.9%
CSX Corp.	250,210	$19,666,506

Restaurants - 1.1%
McDonald’s Corp.	341,550	$25,988,540

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.2%
Airgas, Inc.	412,490	$27,397,586

Specialty Stores - 2.6%
Abercrombie & Fitch Co., “A”	202,470	$11,884,989
Amazon.com, Inc. (a)	48,480	8,732,702
PetSmart, Inc.	268,020	10,975,419
Staples, Inc.	309,280	6,006,218
Tiffany & Co.	240,520	14,777,549
Urban Outfitters, Inc. (a)	277,390	8,274,544

		$60,651,421
Telecommunications - Wireless - 0.1%
Sprint Nextel Corp. (a)	466,430	$2,164,235

Telephone Services - 2.6%
American Tower Corp., “A” (a)	144,010	$7,462,598
AT&T, Inc.	882,320	26,998,992
Bezeq - The Israel Telecommunication Corp. Ltd.	2,129,980	6,316,039
Qwest Communications International, Inc.	1,020,820	6,972,201
Verizon Communications, Inc.	306,900	11,827,926

		$59,577,756
Tobacco - 3.2%
Altria Group, Inc.	1,004,090	$26,136,463
Philip Morris International, Inc.	453,480	29,761,892
Reynolds American, Inc.	476,740	16,938,572

		$72,836,927
Trucking - 1.0%
Expeditors International of Washington, Inc.	467,800	$23,455,492

Utilities - Electric Power - 1.7%
American Electric Power Co., Inc.	473,020	$16,621,923
CMS Energy Corp.	1,116,820	21,934,345

		$38,556,268
Total Common Stocks (Identified Cost, $1,960,229,041)		$2,256,145,609

Convertible Preferred Stocks - 0.6%
Energy - Independent - 0.3%
Apache Corp., 6%	92,200	$6,533,292

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - continued
Utilities - Electric Power - 0.3%
PPL Corp., 9.5%	112,570	$5,993,227
Total Convertible Preferred Stocks (Identified Cost, $10,456,713)		$12,526,519

Money Market Funds (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	23,055,428	$23,055,428
Total Investments (Identified Cost, $1,993,741,182)		$2,291,727,556

Securities Sold Short - (0.2)%
Electrical Equipment - (0.2)%
Emerson Electric Co. (Proceeds Received, $4,838,944)	(95,200)	$(5,562,536)

Other Assets, Less Liabilities - 0.4%		10,987,195
Net Assets - 100.0%		$2,297,152,215

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2011, the value of securities pledged amounted to $5,241,437.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,970,685,754)	$2,268,672,128
Underlying affiliated funds, at cost and value	23,055,428
Total investments, at value (identified cost, $1,993,741,182)	$2,291,727,556
Cash	4,790,640
Receivables for
Investments sold	3,356,005
Fund shares sold	8,054,045
Dividends	2,236,670
Other assets	69,572
Total assets	$2,310,234,488
Liabilities
Payables for
Securities sold short, at value (proceeds received, $4,838,944)	$5,562,536
Investments purchased	3,432,761
Fund shares reacquired	3,194,709
Payable to affiliates
Investment adviser	55,787
Shareholder servicing costs	521,442
Distribution and service fees	28,111
Payable for independent Trustees’ compensation	189,580
Accrued expenses and other liabilities	97,347
Total liabilities	$13,082,273
Net assets	$2,297,152,215
Net assets consist of
Paid-in capital	$2,351,168,402
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	297,262,782
Accumulated net realized gain (loss) on investments and foreign currency transactions	(360,275,974)
Undistributed net investment income	8,997,005
Net assets	$2,297,152,215
Shares of beneficial interest outstanding	87,955,537

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,467,307,350	56,211,843	$26.10
Class B	47,726,971	1,962,730	24.32
Class C	88,612,594	3,648,689	24.29
Class I	659,210,383	24,796,499	26.58
Class W	304,774	11,690	26.07
Class R1	3,090,996	128,857	23.99
Class R2	12,412,037	485,884	25.55
Class R3	7,069,175	271,702	26.02
Class R4	11,417,935	437,643	26.09

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.69 [100 / 94.25 x $26.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$18,567,793
Other (t)	115,856
Interest	28,891
Dividends from underlying affiliated funds	15,298
Foreign taxes withheld	(32,271)
Total investment income	$18,695,567
Expenses
Management fee	$4,661,675
Distribution and service fees	2,478,286
Shareholder servicing costs	1,848,215
Administrative services fee	146,846
Independent Trustees’ compensation	47,877
Custodian fee	79,267
Shareholder communications	52,749
Auditing fees	22,861
Legal fees	17,978
Dividend and interest expense on securities sold short	88,065
Miscellaneous	122,555
Total expenses	$9,566,374
Fees paid indirectly	(55)
Reduction of expenses by investment adviser	(3,367)
Net expenses	$9,562,952
Net investment income	$9,132,615
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (t)	$99,569,889
Written option transactions	177,692
Foreign currency transactions	(3,234)
Net realized gain (loss) on investments and foreign currency transactions	$99,744,347
Change in unrealized appreciation (depreciation)
Investments	$231,129,570
Written options	184,471
Securities sold short	(549,304)
Translation of assets and liabilities in foreign currencies	(4,666)
Net unrealized gain (loss) on investments and foreign currency translation	$230,760,071
Net realized and unrealized gain (loss) on investments and foreign currency	$330,504,418
Change in net assets from operations	$339,637,033

(t)	Realized gain (loss) on investment transactions includes $170,292 and other income includes $115,856 of proceeds received from a non-recurring administrative proceeding concerning market timing.

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/11 (unaudited)	Year ended 9/30/10
From operations
Net investment income	$9,132,615	$15,413,063
Net realized gain (loss) on investments and foreign currency transactions	99,744,347	149,010,236
Net unrealized gain (loss) on investments and foreign currency translation	230,760,071	(3,197,339)
Change in net assets from operations	$339,637,033	$161,225,960
Distributions declared to shareholders
From net investment income	$(15,418,433)	$(18,527,496)
Change in net assets from fund share transactions	$(14,516,528)	$(64,064,263)
Total change in net assets	$309,702,072	$78,634,201
Net assets
At beginning of period	1,987,450,143	1,908,815,942
At end of period (including undistributed net investment income of $8,997,005 and $15,282,823, respectively)	$2,297,152,215	$1,987,450,143

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$22.43		$20.86	$22.05	$26.92	$22.59	$21.21
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.17	$0.18	$0.16	$0.15	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	3.74		1.60	(1.22)	(4.88)	4.24	1.33
Total from investment operations	$3.84		$1.77	$(1.04)	$(4.72)	$4.39	$1.41
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.20)	$(0.15)	$(0.15)	$(0.06)	$(0.03)
Net asset value, end of period	$26.10		$22.43	$20.86	$22.05	$26.92	$22.59
Total return (%) (r)(s)(t)	17.18	(n)	8.54	(4.54)	(17.62)	19.49	6.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.92	1.04	1.00	0.97	1.02
Expenses after expense reductions (f)	0.90	(a)	0.92	1.04	1.00	0.97	1.02
Net investment income	0.82	(a)	0.77	1.04	0.65	0.61	0.38
Portfolio turnover	36		73	125	104	84	99
Net assets at end of period (000 omitted)	$1,467,307		$1,279,176	$1,203,507	$1,014,501	$1,377,199	$1,491,146
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.89	(a)	0.92	1.04	N/A	N/A	N/A

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class B			2010		2009	2008		2007	2006

Net asset value, beginning of period	$20.83		$19.37		$20.44	$24.97		$21.04	$19.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)	$0.06	$(0.00	)(w)	$(0.01)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	3.48		1.50		(1.13)	(4.53)		3.94	1.25
Total from investment operations	$3.49		$1.50		$(1.07)	$(4.53)		$3.93	$1.19
Less distributions declared to shareholders
From net investment income	$—		$(0.04)		$—	$—		$—	$—
Net asset value, end of period	$24.32		$20.83		$19.37	$20.44		$24.97	$21.04
Total return (%) (r)(s)(t)	16.75	(n)	7.77		(5.23)	(18.14)		18.68	5.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.67		1.75	1.65		1.62	1.68
Expenses after expense reductions (f)	1.65	(a)	1.67		1.75	1.65		1.62	1.68
Net investment income (loss)	0.08	(a)	0.02		0.36	(0.01)		(0.02)	(0.28)
Portfolio turnover	36		73		125	104		84	99
Net assets at end of period (000 omitted)	$47,727		$49,123		$66,795	$108,949		$220,062	$321,822
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.64	(a)	1.67		1.75	N/A		N/A	N/A

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class C			2010		2009	2008	2007	2006

Net asset value, beginning of period	$20.80		$19.39		$20.46	$24.99	$21.05	$19.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)	$0.05	$0.00 (w)	$(0.01)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	3.48		1.49		(1.12)	(4.53)	3.95	1.25
Total from investment operations	$3.49		$1.49		$(1.07)	$(4.53)	$3.94	$1.19
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.08)		$—	$—	$—	$—
Net asset value, end of period	$24.29		$20.80		$19.39	$20.46	$24.99	$21.05
Total return (%) (r)(s)(t)	16.80	(n)	7.69		(5.23)	(18.13)	18.72	5.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.67		1.75	1.65	1.62	1.68
Expenses after expense reductions (f)	1.65	(a)	1.67		1.75	1.65	1.62	1.67
Net investment income (loss)	0.07	(a)	0.02		0.33	0.00	(0.05)	(0.28)
Portfolio turnover	36		73		125	104	84	99
Net assets at end of period (000 omitted)	$88,613		$81,879		$85,919	$105,748	$155,741	$170,718
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.64	(a)	1.67		1.75	N/A	N/A	N/A

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$22.86		$21.26	$22.50	$27.46	$23.04	$21.63
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.23	$0.25	$0.26	$0.23	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	3.82		1.62	(1.27)	(4.97)	4.34	1.35
Total from investment operations	$3.95		$1.85	$(1.02)	$(4.71)	$4.57	$1.51
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.25)	$(0.22)	$(0.25)	$(0.15)	$(0.10)
Net asset value, end of period	$26.58		$22.86	$21.26	$22.50	$27.46	$23.04
Total return (%) (r)(s)	17.33	(n)	8.78	(4.27)	(17.31)	19.91	7.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.67	0.75	0.65	0.62	0.68
Expenses after expense reductions (f)	0.65	(a)	0.67	0.75	0.65	0.62	0.67
Net investment income	1.07	(a)	1.02	1.43	1.01	0.92	0.73
Portfolio turnover	36		73	125	104	84	99
Net assets at end of period (000 omitted)	$659,210		$554,786	$535,678	$786,709	$932,127	$760,210
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.65	(a)	0.67	0.75	N/A	N/A	N/A

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class W			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$22.42		$20.86	$22.06	$26.94	$22.62	$22.76
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.20	$0.22	$0.23	$0.20	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	3.74		1.60	(1.23)	(4.87)	4.25	(0.20)
Total from investment operations	$3.86		$1.80	$(1.01)	$(4.64)	$4.45	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.24)	$(0.19)	$(0.24)	$(0.13)	$—
Net asset value, end of period	$26.07		$22.42	$20.86	$22.06	$26.94	$22.62
Total return (%) (r)(s)	17.27	(n)	8.69	(4.35)	(17.40)	19.77	(0.62	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.85	0.75	0.72	0.77	(a)
Expenses after expense reductions (f)	0.75	(a)	0.77	0.85	0.75	0.72	0.77	(a)
Net investment income	0.95	(a)	0.93	1.27	0.91	0.79	0.66	(a)
Portfolio turnover	36		73	125	104	84	99
Net assets at end of period (000 omitted)	$305		$197	$125	$120	$198	$99
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.74	(a)	0.77	0.85	N/A	N/A	N/A

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R1			2010		2009	2008	2007	2006

Net asset value, beginning of period	$20.54		$19.16		$20.21	$24.82	$20.93	$19.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.00)	(w)	$0.05	$(0.01)	$(0.04)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.44		1.47		(1.10)	(4.48)	3.93	1.24
Total from investment operations	$3.45		$1.47		$(1.05)	$(4.49)	$3.89	$1.17
Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$—	$(0.12)	$—	$(0.08)
Net asset value, end of period	$23.99		$20.54		$19.16	$20.21	$24.82	$20.93
Total return (%) (r)(s)	16.80	(n)	7.68		(5.20)	(18.19)	18.59	5.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.67		1.75	1.69	1.77	1.87
Expenses after expense reductions (f)	1.65	(a)	1.67		1.75	1.69	1.72	1.77
Net investment income (loss)	0.07	(a)	0.02		0.34	(0.03)	(0.19)	(0.36)
Portfolio turnover	36		73		125	104	84	99
Net assets at end of period (000 omitted)	$3,091		$2,863		$2,945	$3,787	$3,445	$1,868
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.64	(a)	1.67		1.75	N/A	N/A	N/A

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$21.95		$20.43	$21.59	$26.42	$22.22	$20.91
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.11	$0.14	$0.12	$0.06	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	3.66		1.58	(1.20)	(4.77)	4.18	1.31
Total from investment operations	$3.73		$1.69	$(1.06)	$(4.65)	$4.24	$1.33
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.17)	$(0.10)	$(0.18)	$(0.04)	$(0.02)
Net asset value, end of period	$25.55		$21.95	$20.43	$21.59	$26.42	$22.22
Total return (%) (r)(s)	17.05	(n)	8.32	(4.79)	(17.73)	19.12	6.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.17	1.25	1.18	1.31	1.42
Expenses after expense reductions (f)	1.15	(a)	1.17	1.25	1.18	1.27	1.32
Net investment income	0.57	(a)	0.52	0.81	0.49	0.24	0.09
Portfolio turnover	36		73	125	104	84	99
Net assets at end of period (000 omitted)	$12,412		$9,733	$8,304	$9,046	$6,079	$2,632
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.14	(a)	1.17	1.25	N/A	N/A	N/A

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$22.37		$20.82	$21.99	$26.88	$22.55	$21.21
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.17	$0.18	$0.18	$0.11	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	3.74		1.59	(1.21)	(4.87)	4.27	1.32
Total from investment operations	$3.84		$1.76	$(1.03)	$(4.69)	$4.38	$1.40
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.21)	$(0.14)	$(0.20)	$(0.05)	$(0.06)
Net asset value, end of period	$26.02		$22.37	$20.82	$21.99	$26.88	$22.55
Total return (%) (r)(s)	17.22	(n)	8.52	(4.50)	(17.60)	19.46	6.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	1.00	0.94	1.02	1.07
Expenses after expense reductions (f)	0.90	(a)	0.92	1.00	0.94	1.02	1.07
Net investment income	0.84	(a)	0.77	1.04	0.72	0.44	0.34
Portfolio turnover	36		73	125	104	84	99
Net assets at end of period (000 omitted)	$7,069		$8,954	$5,195	$4,727	$5,513	$1,815
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.90	(a)	0.92	1.00	N/A	N/A	N/A

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$22.45		$20.88	$22.09	$26.95	$22.62	$21.24
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.18	$0.25	$0.21	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.76		1.60	(1.18)	(4.88)	4.25	1.33
Total from investment operations	$3.87		$1.82	$(1.00)	$(4.63)	$4.46	$1.47
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.25)	$(0.21)	$(0.23)	$(0.13)	$(0.09)
Net asset value, end of period	$26.09		$22.45	$20.88	$22.09	$26.95	$22.62
Total return (%) (r)(s)	17.29	(n)	8.80	(4.25)	(17.34)	19.77	6.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.67	0.74	0.67	0.72	0.77
Expenses after expense reductions (f)	0.65	(a)	0.67	0.74	0.67	0.72	0.77
Net investment income	0.89	(a)	1.01	0.99	0.98	0.83	0.63
Portfolio turnover	36		73	125	104	84	99
Net assets at end of period (000 omitted)	$11,418		$739	$348	$57	$68	$57
Supplemental Ratios (%):
Expenses after expense reductions excluding short sale dividend and interest expense (f)	0.64	(a)	0.67	0.74	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception May 1, 2006 through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as

25

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

26

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,268,672,128	$—	$—	$2,268,672,128
Mutual Funds	23,055,428	—	—	23,055,428
Total Investments	$2,291,727,556	$—	$—	$2,291,727,556

Short Sales	$(5,562,536)	$—	$—	$(5,562,536)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

27

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At March 31, 2011, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)	Written Options
Equity Contracts	$(2,700,571)	$177,692

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended March 31, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity Contracts	$2,546,904	$184,471

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master

28

Notes to Financial Statements (unaudited) – continued

Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the

29

Notes to Financial Statements (unaudited) – continued

custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,145	$62,204
Options written	10,236	171,258
Options closed	(2,145)	(62,204)
Options exercised	—	—
Options expired	(10,236)	(171,258)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

30

Notes to Financial Statements (unaudited) – continued

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2011, this expense amounted to $88,065. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses

31

Notes to Financial Statements (unaudited) – continued

arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. On November 1, 2010, the fund received $286,148 from a non-recurring administrative proceeding concerning market timing, of which $170,292 was recorded as realized gain on investment transactions and $115,856 was recorded as other income. (See Note 7 for further details).

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income,

32

Notes to Financial Statements (unaudited) – continued

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/10
Ordinary income (including any short-term capital gains)	$18,527,496

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/11
Cost of investments	$1,995,357,708
Gross appreciation	341,485,296
Gross depreciation	(45,115,448)
Net unrealized appreciation (depreciation)	$296,369,848

As of 9/30/10
Undistributed ordinary income	15,416,129
Capital loss carryforwards	(458,403,795)
Other temporary differences	(487,399)
Net unrealized appreciation (depreciation)	65,240,278

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/11	$(79,360,983)
9/30/17	(58,928,543)
9/30/18	(320,114,269)
Total	$(458,403,795)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.

33

Notes to Financial Statements (unaudited) – continued

Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/11	Year ended 9/30/10
Class A	$9,727,250	$11,546,077
Class B	—	138,930
Class C	12,034	335,908
Class I	5,525,072	6,362,854
Class W	1,896	1,672
Class R1	—	13,827
Class R2	65,276	70,786
Class R3	77,675	52,318
Class R4	9,230	5,124
Total	$15,418,433	$18,527,496

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,140 for the six months ended March 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,743,856
Class B	0.75%	0.25%	1.00%	1.00%	248,497
Class C	0.75%	0.25%	1.00%	1.00%	430,588
Class W	0.10%	—	0.10%	0.10%	120
Class R1	0.75%	0.25%	1.00%	1.00%	14,960
Class R2	0.25%	0.25%	0.50%	0.50%	28,428
Class R3	—	0.25%	0.25%	0.25%	11,837
Total Distribution and Service Fees					$2,478,286

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2011 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. This agreement terminated on January 1, 2011. Effective January 1, 2011 all Class A assets are subject to the full service fee of 0.25%.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2011, were as follows:

Amount
Class A	$1
Class B	27,339
Class C	1,274

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2011, the fee was $543,709, which equated to 0.0501% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $922,062.

35

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2011, these costs for the fund amounted to $382,444 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $3,445 and the Retirement Deferral plan resulted in an expense of $21,156. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2011. The liability for deferred retirement benefits payable to

36

Notes to Financial Statements (unaudited) – continued

certain independent Trustees under both plans amounted to $130,571 at March 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $53,764 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,832 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,367, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transaction, short sales, and short-term obligations, aggregated $778,033,057 and $802,140,324, respectively.

37

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,077,715	$76,349,241	7,788,363	$169,014,585
Class B	75,374	1,741,171	204,420	4,130,821
Class C	92,037	2,120,229	244,665	4,939,640
Class I	1,083,393	27,653,266	2,526,347	55,275,802
Class W	3,978	99,638	3,572	79,191
Class R1	7,745	176,222	27,868	552,464
Class R2	94,646	2,251,123	143,877	3,006,409
Class R3	45,890	1,117,438	195,371	3,991,151
Class R4	422,585	10,783,889	33,713	746,728
	4,903,363	$122,292,217	11,168,196	$241,736,791
Shares issued to shareholders in reinvestment of distributions
Class A	350,207	$8,615,180	492,614	$10,482,822
Class B	—	—	6,516	129,526
Class C	417	9,570	13,666	271,454
Class I	220,074	5,510,645	288,820	6,252,960
Class W	72	1,783	77	1,643
Class R1	—	—	705	13,827
Class R2	2,359	56,825	3,354	69,989
Class R3	3,168	77,675	2,464	52,318
Class R4	375	9,230	241	5,124
	576,672	$14,280,908	808,457	$17,279,663
Shares reacquired
Class A	(4,249,072)	$(105,301,461)	(8,944,490)	$(194,532,178)
Class B	(471,368)	(10,854,874)	(1,299,973)	(26,478,835)
Class C	(379,708)	(8,615,788)	(754,522)	(15,228,593)
Class I	(774,488)	(19,532,377)	(3,749,316)	(82,182,702)
Class W	(1,148)	(28,476)	(868)	(19,195)
Class R1	(18,250)	(405,553)	(42,952)	(851,825)
Class R2	(54,619)	(1,318,078)	(110,104)	(2,336,833)
Class R3	(177,587)	(4,567,080)	(47,161)	(1,046,380)
Class R4	(18,235)	(465,966)	(17,706)	(404,176)
	(6,144,475)	$(151,089,653)	(14,967,092)	$(323,080,717)

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Net change
Class A	(821,150)	$(20,337,040)	(663,513)	$(15,034,771)
Class B	(395,994)	(9,113,703)	(1,089,037)	(22,218,488)
Class C	(287,254)	(6,485,989)	(496,191)	(10,017,499)
Class I	528,979	13,631,534	(934,149)	(20,653,940)
Class W	2,902	72,945	2,781	61,639
Class R1	(10,505)	(229,331)	(14,379)	(285,534)
Class R2	42,386	989,870	37,127	739,565
Class R3	(128,529)	(3,371,967)	150,674	2,997,089
Class R4	404,725	10,327,153	16,248	347,676
	(664,440)	$(14,516,528)	(2,990,439)	$(64,064,263)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 10%, 9%, 5% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2011, the fund’s commitment fee and interest expense were $10,340 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

39

Notes to Financial Statements (unaudited) – continued

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, any undistributed amounts could be designated “residual” and distributed to the fund and certain other affected MFS retail funds for the benefit of fund shareholders. In November 2010, the SEC issued an order designating certain undistributed amounts residual and ordering that such amounts be distributed to the affected MFS retail funds. The SEC order designated other undistributed amounts for use in funding certain additional distribution efforts to eligible shareholders. As a result of the SEC’s approval of the residual payments, the fund received $286,148. Additional residual amounts may be received by the fund in the future. Certain procedural conditions of the distribution plan (as modified by the November 2010 SEC order) have not been met to date and, as such, the ultimate timing and amount of any payment of additional residual amounts is not known at this time.

(8)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,329,240	133,454,600	(129,728,412)	23,055,428

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,298	$23,055,428

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

41

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
[LOGO] MFS(R)
INVESTMENT MANAGEMENT

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

42

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•  MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

43

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Total Return Fund

SEMIANNUAL REPORT

March 31, 2011

MTR-SEM

MFS® TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
JPMorgan Chase & Co.	2.2%
Fannie Mae, 5.5%, 30 Years	2.1%
U.S. Treasury Notes, 3.75%, 2018	2.0%
Exxon Mobil Corp.	1.9%
U.S. Treasury Notes, 2.125%, 2015	1.8%
Philip Morris International, Inc.	1.7%
Lockheed Martin Corp.	1.7%
Goldman Sachs Group, Inc.	1.5%
United Technologies Corp.	1.4%
Apache Corp.	1.4%

Composition including fixed income credit quality (a)(i)
AAA	1.5%
AA	1.5%
A	3.7%
BBB	5.3%
BB	0.3%
B	0.1%
CCC	0.1%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
U.S. Government	12.6%
Federal Agencies	12.9%
Not Rated	0.1%
Non-Fixed Income	60.7%
Cash & Other	1.1%

Equity sectors
Financial Services	14.0%
Energy	7.6%
Consumer Staples	6.7%
Health Care	6.6%
Industrial Goods & Services	6.1%
Utilities & Communications	4.7%
Technology	3.8%
Leisure	2.9%
Basic Materials	2.9%
Retailing	2.4%
Autos & Housing	1.3%
Special Products & Services	1.1%
Transportation	0.6%

Fixed income sectors (i)
U.S. Treasury Securities	12.6%
Mortgage-Backed Securities	12.4%
High Grade Corporates	8.3%
Commercial Mortgage-Backed Securities	2.0%
Non-U.S. Government Bonds	0.8%
Emerging Markets Bonds	0.8%
U.S. Government Agencies	0.5%
High Yield Corporates	0.3%
Collateralized Debt Obligations	0.3%
Asset-Backed Securities	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency MBS, and CMOs of U.S. Agency MBS. Not Rated includes fixed income securities which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 3/31/11, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2010 through March 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/10	Ending Account Value 3/31/11	Expenses Paid During Period (p) 10/01/10-3/31/11
A	Actual	0.82%	$1,000.00	$1,092.23	$4.28
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
B	Actual	1.52%	$1,000.00	$1,087.53	$7.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
C	Actual	1.52%	$1,000.00	$1,087.95	$7.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
I	Actual	0.52%	$1,000.00	$1,093.88	$2.71
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
R1	Actual	1.52%	$1,000.00	$1,087.77	$7.91
	Hypothetical (h)	1.52%	$1,000.00	$1,017.35	$7.64
R2	Actual	1.02%	$1,000.00	$1,090.14	$5.32
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
R3	Actual	0.77%	$1,000.00	$1,092.45	$4.02
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
R4	Actual	0.52%	$1,000.00	$1,093.81	$2.71
	Hypothetical (h)	0.52%	$1,000.00	$1,022.34	$2.62
529A	Actual	0.92%	$1,000.00	$1,091.10	$4.80
	Hypothetical (h)	0.92%	$1,000.00	$1,020.34	$4.63
529B	Actual	1.62%	$1,000.00	$1,087.88	$8.43
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15
529C	Actual	1.62%	$1,000.00	$1,087.47	$8.43
	Hypothetical (h)	1.62%	$1,000.00	$1,016.85	$8.15

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.77% and 0.87% for Class A and Class 529A shares, respectively; the actual expenses paid during the period would have been approximately $4.02 and $4.54 for Class A and Class 529A shares, respectively; and the hypothetical expenses paid during the period would have been approximately $3.88 and $4.38 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

3/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.5%
Issuer	Shares/Par	Value ($)

Aerospace - 4.3%
Honeywell International, Inc.	755,670	$45,121,048
Huntington Ingalls Industries, Inc. (a)	64,906	2,693,627
Lockheed Martin Corp.	1,409,070	113,289,228
Northrop Grumman Corp.	389,440	24,421,782
Precision Castparts Corp.	75,460	11,106,203
United Technologies Corp.	1,117,470	94,593,836

		$291,225,724
Alcoholic Beverages - 0.8%
Diageo PLC	2,207,481	$41,963,706
Heineken N.V.	187,524	10,246,339

		$52,210,045
Apparel Manufacturers - 0.1%
NIKE, Inc., “B”	110,770	$8,385,289

Automotive - 0.6%
General Motors Co. (a)	255,950	$7,942,129
Johnson Controls, Inc.	729,990	30,345,684

		$38,287,813
Broadcasting - 2.0%
Omnicom Group, Inc.	759,900	$37,280,694
Viacom, Inc., “B”	870,080	40,476,122
Walt Disney Co.	1,281,000	55,198,290

		$132,955,106
Brokerage & Asset Managers - 0.7%
Blackrock, Inc.	58,020	$11,662,600
Charles Schwab Corp.	750,830	13,537,465
Deutsche Boerse AG	106,424	8,076,630
Franklin Resources, Inc.	130,170	16,281,664

		$49,558,359
Business Services - 1.1%
Accenture Ltd., “A”	925,720	$50,886,828
Dun & Bradstreet Corp.	144,910	11,627,578
Western Union Co.	610,740	12,685,070

		$75,199,476

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.3%
Comcast Corp., “Special A”	889,770	$20,660,459

Chemicals - 2.0%
3M Co.	602,840	$56,365,540
Celanese Corp.	92,230	4,092,245
E.I. du Pont de Nemours & Co.	248,180	13,642,455
PPG Industries, Inc.	624,640	59,471,974

		$133,572,214
Computer Software - 1.3%
Check Point Software Technologies Ltd. (a)	206,270	$10,530,084
Microsoft Corp.	348,600	8,840,496
Oracle Corp.	2,006,880	66,969,586

		$86,340,166
Computer Software - Systems - 1.6%
Hewlett-Packard Co.	958,060	$39,251,718
International Business Machines Corp.	407,500	66,451,025

		$105,702,743
Construction - 0.6%
Pulte Homes, Inc. (a)	684,070	$5,062,118
Sherwin-Williams Co.	228,220	19,168,198
Stanley Black & Decker, Inc.	227,491	17,425,811

		$41,656,127
Consumer Products - 1.1%
Avon Products, Inc.	627,120	$16,957,325
Procter & Gamble Co.	719,358	44,312,453
Reckitt Benckiser Group PLC	176,818	9,082,519

		$70,352,297
Electrical Equipment - 1.0%
Danaher Corp.	1,315,900	$68,295,210

Electronics - 0.5%
Intel Corp.	1,292,710	$26,073,961
Microchip Technology, Inc.	273,320	10,388,893

		$36,462,854
Energy - Independent - 3.2%
Anadarko Petroleum Corp.	182,530	$14,952,858

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Apache Corp.	711,280	$93,120,778
EOG Resources, Inc.	270,170	32,017,847
Noble Energy, Inc.	263,760	25,492,404
Occidental Petroleum Corp.	384,440	40,170,136
Southwestern Energy Co. (a)	280,620	12,058,241

		$217,812,264
Energy - Integrated - 3.9%
Chevron Corp.	780,915	$83,893,698
Exxon Mobil Corp.	1,506,248	126,720,644
Hess Corp.	533,200	45,433,972
QEP Resources, Inc.	179,310	7,269,227

		$263,317,541

Engineering - Construction - 0.3%
Fluor Corp.	284,060	$20,923,860

Food & Beverages - 2.5%
General Mills, Inc.	801,490	$29,294,460
Groupe Danone	156,347	10,213,498
J.M. Smucker Co.	133,650	9,541,274
Kellogg Co.	291,000	15,708,180
Nestle S.A.	948,981	54,397,223
PepsiCo, Inc.	743,100	47,863,071

		$167,017,706
Food & Drug Stores - 0.8%
CVS Caremark Corp.	843,579	$28,951,631
Kroger Co.	413,530	9,912,314
Walgreen Co.	425,550	17,081,577

		$55,945,522
General Merchandise - 1.1%
Kohl’s Corp.	550,620	$29,204,885
Target Corp.	950,270	47,523,003

		$76,727,888
Health Maintenance Organizations - 0.1%
WellPoint, Inc.	71,750	$5,007,433

Insurance - 4.2%
ACE Ltd.	511,940	$33,122,518
Allstate Corp.	91,770	2,916,451

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Aon Corp.	661,130	$35,013,445
Chubb Corp.	223,290	13,689,910
MetLife, Inc.	1,815,440	81,204,631
Prudential Financial, Inc.	1,018,210	62,701,372
Travelers Cos., Inc.	934,923	55,609,220

		$284,257,547
Leisure & Toys - 0.3%
Hasbro, Inc.	474,000	$22,202,160

Machinery & Tools - 0.5%
Eaton Corp.	593,580	$32,908,075

Major Banks - 8.3%
Bank of America Corp.	4,951,570	$66,004,428
Bank of New York Mellon Corp.	3,092,158	92,362,759
Goldman Sachs Group, Inc.	634,652	100,573,302
JPMorgan Chase & Co.	3,262,981	150,423,424
PNC Financial Services Group, Inc.	432,799	27,262,009
State Street Corp.	934,830	42,011,260
SunTrust Banks, Inc.	226,420	6,529,953
Wells Fargo & Co.	2,310,540	73,244,118

		$558,411,253
Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	271,510	$10,740,936
Quest Diagnostics, Inc.	197,360	11,391,619

		$22,132,555
Medical Equipment - 2.4%
Becton, Dickinson & Co.	437,070	$34,799,513
Covidien PLC	331,990	17,243,561
Medtronic, Inc.	1,040,290	40,935,412
St. Jude Medical, Inc.	701,070	35,936,848
Thermo Fisher Scientific, Inc. (a)	540,400	30,019,220

		$158,934,554
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	103,680	$10,189,670

Natural Gas - Distribution - 0.0%
AGL Resources, Inc.	49,170	$1,958,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc. (a)	185,440	$5,496,442
Williams Cos., Inc.	624,060	19,458,191

		$24,954,633

Network & Telecom - 0.4%
Cisco Systems, Inc.	1,585,440	$27,190,296

Oil Services - 0.4%
Schlumberger Ltd.	131,790	$12,290,735
Transocean, Inc. (a)	200,220	15,607,149

		$27,897,884
Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	70,282	$17,691,385
TCF Financial Corp.	617,240	9,789,426
Visa, Inc., “A”	195,880	14,420,686
Zions Bancorporation	434,350	10,016,111

		$51,917,608
Pharmaceuticals - 3.8%
Abbott Laboratories	1,344,270	$65,936,444
Bayer AG	120,712	9,347,431
GlaxoSmithKline PLC	396,619	7,568,268
Johnson & Johnson	1,368,440	81,080,070
Merck & Co., Inc.	238,330	7,867,273
Pfizer, Inc.	3,733,745	75,832,361
Roche Holding AG	63,070	9,009,019

		$256,640,866
Railroad & Shipping - 0.3%
Canadian National Railway Co.	143,930	$10,833,611
CSX Corp.	105,960	8,328,456

		$19,162,067
Restaurants - 0.3%
McDonald’s Corp.	304,830	$23,194,515

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	453,150	$40,865,067
Airgas, Inc.	102,320	6,796,094

		$47,661,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.4%
Advance Auto Parts, Inc.	140,580	$9,224,860
Staples, Inc.	945,860	18,368,601

		$27,593,461
Telecommunications - Wireless - 0.8%
Vodafone Group PLC	18,047,524	$51,099,994
Vodafone Group PLC, ADR	108,900	3,130,875

		$54,230,869
Telephone Services - 1.5%
AT&T, Inc.	2,834,048	$86,721,869
CenturyLink, Inc.	328,507	13,649,466

		$100,371,335
Tobacco - 2.3%
Altria Group, Inc.	510,090	$13,277,643
Philip Morris International, Inc.	1,753,240	115,065,141
Reynolds American, Inc.	660,860	23,480,356

		$151,823,140
Trucking - 0.3%
United Parcel Service, Inc., “B”	222,200	$16,513,904

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	365,450	$12,841,913
Dominion Resources, Inc.	218,568	9,769,990
Entergy Corp.	237,270	15,946,917
NextEra Energy, Inc.	182,810	10,076,487
NRG Energy, Inc. (a)	449,040	9,672,322
PG&E Corp.	607,430	26,836,257
PPL Corp.	815,800	20,639,740
Public Service Enterprise Group, Inc.	832,400	26,228,924

		$132,012,550
Total Common Stocks (Identified Cost, $3,004,704,079)		$4,069,775,132

Bonds - 37.9%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,057,853

Asset-Backed & Securitized - 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017 (z)	$7,252,142	$7,034,578

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Banc of America Commercial Mortgage, Inc., FRN, 5.742%, 2051	$13,600,000	$14,698,203
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	7,584,035	4,258,592
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,012,700	131,651
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	8,096,000	8,172,102
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	14,105,112	14,825,610
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	10,141,964
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.781%, 2016 (z)	961,055	953,145
Crest G-Star, CDO, FRN, 0.781%, 2016	2,412,632	2,394,537
GMAC Mortgage Corp. Loan Trust, FRN, 0.262%, 2036	5,429,145	3,364,935
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	859,549
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,229,038
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.221%, 2041	2,279,327	2,436,312
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	7,065,861	7,612,317
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.863%, 2045	7,340,374	8,065,806
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	16,230,000	17,382,585
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.987%, 2051	12,669,291	13,440,467
Merrill Lynch Mortgage Trust, FRN, “C”, 6.02%, 2050	5,520,000	2,640,765
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.02%, 2050	1,948,101	2,034,120
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	9,759,829	10,197,830
Morgan Stanley Capital I, Inc., FRN, 0.598%, 2030 (i)(n)	37,668,922	969,127
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	3,295,592	3,321,684
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,242,000	3,005,940
Spirit Master Funding LLC, 5.05%, 2023 (z)	7,693,008	6,688,993
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,051,566	1,050,564
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2051	18,785,000	20,115,401

		$167,025,815
Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,537,796

Broadcasting - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,849,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
News America, Inc., 8.5%, 2025	$5,903,000	$7,197,410

		$10,047,349
Cable TV - 0.3%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$7,123,364
DIRECTV Holdings LLC, 4.6%, 2021	7,320,000	7,136,070
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,770,853

		$23,030,287
Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$8,542,000	$8,905,086

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$10,085,000	$10,381,469

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$9,607,113

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$7,980,000	$9,132,360

Emerging Market Quasi-Sovereign - 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$1,789,000	$1,672,982
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,556,643
Petroleos Mexicanos, 8%, 2019	4,145,000	4,978,145
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,529,269
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	5,328,770	5,712,441

		$15,449,480
Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$551,000	$654,864
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,135,000

		$12,789,864
Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$7,610,000	$7,600,175

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,648,305
BP Capital Markets PLC, 4.742%, 2021	7,340,000	7,353,689
Hess Corp., 8.125%, 2019	1,740,000	2,184,311
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,840,155

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Husky Energy, Inc., 7.25%, 2019	$4,453,000	$5,271,448
Petro-Canada, 6.05%, 2018	9,475,000	10,663,914

		$31,961,822
Financial Institutions - 0.1%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,548,275
General Electric Capital Corp., 4.625%, 2021	5,210,000	5,130,923

		$7,679,198
Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$7,380,000	$9,864,588
Miller Brewing Co., 5.5%, 2013 (n)	7,006,000	7,614,226

		$17,478,814
Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,467,780

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$6,562,000	$6,953,358

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$8,503,000	$7,865,275
MetLife, Inc., 4.75%, 2021	1,810,000	1,814,127
Metropolitan Life Global Funding, 5.125%, 2013 (n)	3,340,000	3,564,304
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,320,000	1,430,604
Prudential Financial, Inc., 6.625%, 2040	2,420,000	2,666,296

		$17,340,606
Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$7,360,000	$7,746,400
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	770,000	766,935
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	2,932,313

		$11,445,648
International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,890,000	$5,063,967
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,336,266
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	8,600,000	7,525,000
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,014,237
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	13,020,000	13,307,872
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,255,926

		$45,503,268

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$6,435,635

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,324,314

Major Banks - 1.6%
ABN Amro Bank N.V., FRN, 2.071%, 2014 (n)	$11,580,000	$11,586,300
Bank of America Corp., 7.375%, 2014	2,825,000	3,190,340
Bank of America Corp., 5.49%, 2019	4,135,000	4,161,096
Bank of America Corp., 7.625%, 2019	3,980,000	4,609,632
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	3,072,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,058,279
Credit Suisse New York, 5.5%, 2014	8,200,000	8,988,077
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,706,447
HSBC USA, Inc., 4.875%, 2020	4,130,000	4,043,047
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,471,487
JPMorgan Chase Capital XXII, 6.45%, 2037	3,143,000	3,163,112
JPMorgan Chase Capital XXVII, 7%, 2039	816,000	840,787
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,314,317
Morgan Stanley, 5.75%, 2016	6,120,000	6,552,531
Morgan Stanley, 6.625%, 2018	6,920,000	7,605,883
PNC Funding Corp., 5.625%, 2017	6,510,000	7,061,390
Royal Bank of Scotland PLC, 6.125%, 2021	6,760,000	6,949,760
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,418,158
Wachovia Corp., 5.25%, 2014	4,613,000	4,933,470

		$110,726,113
Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$6,240,000	$6,975,322
Hospira, Inc., 6.05%, 2017	5,813,000	6,441,949

		$13,417,271
Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$3,465,000	$3,670,315
ArcelorMittal, 5.25%, 2020	6,640,000	6,493,986
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,590,868
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,356,428

		$13,111,597
Mortgage-Backed - 12.3%
Fannie Mae, 4.01%, 2013	$954,409	$992,688
Fannie Mae, 4.02%, 2013	2,985,733	3,113,561

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.767%, 2013	$532,322	$553,946
Fannie Mae, 4.562%, 2014 - 2015	4,801,926	5,087,924
Fannie Mae, 4.63%, 2014	2,383,798	2,523,693
Fannie Mae, 4.777%, 2014	185,372	197,105
Fannie Mae, 4.841%, 2014	4,238,126	4,509,192
Fannie Mae, 4.88%, 2014 - 2020	1,494,680	1,583,744
Fannie Mae, 4.78%, 2015	2,293,026	2,454,011
Fannie Mae, 4.856%, 2015	639,800	682,942
Fannie Mae, 4.922%, 2015	4,574,474	4,921,597
Fannie Mae, 5.19%, 2015	1,331,700	1,440,617
Fannie Mae, 5.09%, 2016	2,000,000	2,147,816
Fannie Mae, 5.662%, 2016	1,215,943	1,313,651
Fannie Mae, 5.724%, 2016	1,411,973	1,534,679
Fannie Mae, 5.05%, 2017	2,462,705	2,644,255
Fannie Mae, 5.5%, 2017 - 2040	145,237,082	156,445,005
Fannie Mae, 6%, 2017 - 2037	75,897,165	83,407,536
Fannie Mae, 3.8%, 2018	806,845	821,346
Fannie Mae, 4.5%, 2018 - 2041	34,575,676	35,867,537
Fannie Mae, 5%, 2018 - 2041	73,808,230	77,815,582
Fannie Mae, 7.5%, 2030 - 2032	879,631	1,021,164
Fannie Mae, 6.5%, 2031 - 2037	26,473,522	29,921,035
Freddie Mac, 6%, 2016 - 2037	44,765,884	49,072,848
Freddie Mac, 3.882%, 2017	2,174,445	2,213,361
Freddie Mac, 5%, 2017 - 2039	68,898,247	72,593,090
Freddie Mac, 4.5%, 2019 - 2039	45,475,377	47,013,070
Freddie Mac, 5.085%, 2019	6,789,000	7,081,992
Freddie Mac, 5.5%, 2019 - 2035	35,251,863	38,008,893
Freddie Mac, 3.808%, 2020	5,739,000	5,609,534
Freddie Mac, 4%, 2024	12,454,109	12,821,894
Freddie Mac, 6.5%, 2034 - 2037	12,535,504	14,130,916
Freddie Mac, 4%, 2040 - 2041	37,782,841	37,152,201
Ginnie Mae, 5.5%, 2032 - 2035	17,749,927	19,347,553
Ginnie Mae, 6%, 2032 - 2038	15,749,622	17,390,773
Ginnie Mae, 4.5%, 2033 - 2040	29,192,203	30,281,017
Ginnie Mae, 5%, 2033 - 2039	34,168,435	36,324,605
Ginnie Mae, 4%, 2041	19,103,825	19,134,669

		$829,177,042
Natural Gas - Pipeline - 0.2%
Enterprise Products Operating LLC, 6.5%, 2019	$5,184,000	$5,892,000
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,931,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Spectra Energy Capital LLC, 8%, 2019	$5,327,000	$6,476,993

		$15,300,892
Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$7,210,000	$7,514,536
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,420,173
Verizon New York, Inc., 6.875%, 2012	11,404,000	12,072,731

		$24,007,440
Other Banks & Diversified Financials - 1.2%
American Express Co., 5.5%, 2016	$6,317,000	$6,886,389
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,552,150
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,513,098
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,505,129
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	8,651,861
HSBC Holdings PLC, 5.1%, 2021	3,688,000	3,706,923
Lloyds TSB Bank PLC, 4.875%, 2016	6,040,000	6,227,989
Nordea Bank AB, 4.875%, 2021 (z)	3,590,000	3,645,853
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	3,333,000	3,220,835
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,360,570
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	12,205,500
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	15,472,000	15,514,084

		$80,990,381
Pharmaceuticals - 0.2%
Pfizer, Inc., 7.2%, 2039	$3,040,000	$3,763,046
Roche Holdings, Inc., 6%, 2019 (n)	8,380,000	9,498,487

		$13,261,533
Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,152,203
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,186,971
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	12,115,346
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,866,296
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,393,514

		$22,714,330
Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$6,436,000	$6,418,069
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,352,480
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	12,069,983

		$20,840,532

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,586,514

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,175,002
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,041,375
Rogers Communications, Inc., 6.8%, 2018	8,529,000	9,970,691

		$16,187,068
Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$6,952,278

U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,405,545
Small Business Administration, 8.8%, 2011	1,999	1,999
Small Business Administration, 4.35%, 2023	1,215,161	1,268,202
Small Business Administration, 4.77%, 2024	3,311,920	3,495,923
Small Business Administration, 5.18%, 2024	5,321,340	5,650,924
Small Business Administration, 5.52%, 2024	3,256,943	3,473,343
Small Business Administration, 4.99%, 2024	4,640,697	4,920,728
Small Business Administration, 4.95%, 2025	3,506,776	3,715,789

		$32,932,453
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds, 2%, 2013	$11,523,000	$11,790,368
U.S. Treasury Bonds, 8.5%, 2020	2,148,000	3,032,205
U.S. Treasury Bonds, 6%, 2026	6,445,000	7,846,788
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,210,311
U.S. Treasury Bonds, 5.25%, 2029	51,694,000	58,220,368
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	5,363,456
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	5,985,430
U.S. Treasury Bonds, 5%, 2037	18,185,000	19,759,130
U.S. Treasury Bonds, 4.5%, 2039	74,824,000	74,800,655
U.S. Treasury Notes, 5.125%, 2011	18,109,000	18,332,538
U.S. Treasury Notes, 1.375%, 2012	31,456,100	31,754,681
U.S. Treasury Notes, 1.375%, 2012	33,218,000	33,625,452
U.S. Treasury Notes, 1.375%, 2013	43,903,000	44,422,636
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,542,900
U.S. Treasury Notes, 3.5%, 2013	25,000,000	26,431,650
U.S. Treasury Notes, 3.125%, 2013	65,703,000	69,111,343
U.S. Treasury Notes, 2.75%, 2013	54,555,000	56,920,450
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,170,428
U.S. Treasury Notes, 1.875%, 2014	28,430,000	28,920,872

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 2014	$2,962,000	$3,277,406
U.S. Treasury Notes, 2.125%, 2015	119,795,000	121,105,557
U.S. Treasury Notes, 4.25%, 2015	856,000	939,527
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,660,785
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,217,092
U.S. Treasury Notes, 3.75%, 2018	125,611,000	131,970,057
U.S. Treasury Notes, TIPS, 1.25%, 2020	50,237,550	51,882,026

		$841,294,111
Utilities - Electric Power - 0.9%
Bruce Mansfield Unit, 6.85%, 2034	$13,607,944	$14,279,503
Enel Finance International S.A., 6.25%, 2017 (n)	5,446,000	5,963,985
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	14,020,667
Oncor Electric Delivery Co., 7%, 2022	8,725,000	10,035,251
PSEG Power LLC, 6.95%, 2012	6,285,000	6,700,237
PSEG Power LLC, 5.32%, 2016	5,099,000	5,494,764
System Energy Resources, Inc., 5.129%, 2014 (z)	1,658,608	1,700,090
Waterford 3 Funding Corp., 8.09%, 2017	4,576,028	4,582,389

		$62,776,886
Total Bonds (Identified Cost, $2,469,877,247)		$2,549,431,531

Convertible Preferred Stocks - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	197,800	$9,533,960

Energy - Independent - 0.1%
Apache Corp., 6%	59,700	$4,230,342

Utilities - Electric Power - 0.0%
PPL Corp., 9.5%	61,130	$3,254,561
Total Convertible Preferred Stocks (Identified Cost, $15,931,500)		$17,018,863

Money Market Funds (v) - 1.6%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	107,406,229	$107,406,229
Total Investments (Identified Cost, $5,597,919,055)		$6,743,631,755

Other Assets, Less Liabilities - (0.2)%		(16,517,083)
Net Assets - 100.0%		$6,727,114,672

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,716,286, representing 2.63% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017	3/19/10	$6,781,508	$7,034,578
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040	3/01/06	7,584,035	4,258,592
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06-9/14/10	8,017,920	8,172,102
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.781%, 2016	10/27/10	948,153	953,145
Nordea Bank AB, 4.875%, 2021	1/11/11	3,573,160	3,645,853
Russian Federation, 3.625%, 2015	4/22/10	11,947,769	12,135,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	7,615,614	6,688,993
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,658,608	1,700,090
Total Restricted Securities			$44,588,353
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,490,512,826)	$6,636,225,526
Underlying affiliated funds, at cost and value	107,406,229
Total investments, at value (identified cost, $5,597,919,055)	$6,743,631,755
Cash	1,631,362
Receivables for
Investments sold	1,271,492
Fund shares sold	5,142,575
Interest and dividends	25,652,363
Other assets	100,611
Total assets	$6,777,430,158
Liabilities
Payables for
Distributions	$1,479,371
Investments purchased	23,700,832
Fund shares reacquired	22,125,457
Payable to affiliates
Investment adviser	134,191
Shareholder servicing costs	2,221,273
Distribution and service fees	146,929
Program manager fees	114
Payable for independent Trustees’ compensation	198,646
Accrued expenses and other liabilities	308,673
Total liabilities	$50,315,486
Net assets	$6,727,114,672
Net assets consist of
Paid-in capital	$6,686,269,261
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,145,777,302
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,099,785,081)
Accumulated distributions in excess of net investment income	(5,146,810)
Net assets	$6,727,114,672
Shares of beneficial interest outstanding	462,388,611

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,522,886,386	311,112,163	$14.54
Class B	522,084,668	35,899,964	14.54
Class C	866,244,616	59,300,178	14.61
Class I	104,233,075	7,170,382	14.54
Class R1	17,985,882	1,238,354	14.52
Class R2	178,332,920	12,237,520	14.57
Class R3	172,984,624	11,892,236	14.55
Class R4	321,561,987	22,107,493	14.55
Class 529A	10,188,732	702,188	14.51
Class 529B	4,982,661	342,769	14.54
Class 529C	5,629,121	385,364	14.61
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.43 [100 / 94.25 x $14.54] and $15.40 [100 / 94.25 x $14.51], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$54,301,183
Dividends	45,206,103
Other (t)	441,506
Dividends from underlying affiliated funds	79,347
Foreign taxes withheld	(105,040)
Total investment income	$99,923,099
Expenses
Management fee	$11,626,716
Distribution and service fees	14,513,108
Program manager fees	9,941
Shareholder servicing costs	4,572,993
Administrative services fee	438,487
Independent Trustees’ compensation	79,277
Custodian fee	148,587
Shareholder communications	171,383
Auditing fees	33,670
Legal fees	60,665
Miscellaneous	221,301
Total expenses	$31,876,128
Fees paid indirectly	(122)
Reduction of expenses by investment adviser	(10,166)
Net expenses	$31,865,840
Net investment income	$68,057,259
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (t)	$107,589,010
Foreign currency transactions	27,048
Net realized gain (loss) on investments and foreign currency transactions	$107,616,058
Change in unrealized appreciation (depreciation)
Investments	$404,344,738
Translation of assets and liabilities in foreign currencies	6,887
Net unrealized gain (loss) on investments and foreign currency translation	$404,351,625
Net realized and unrealized gain (loss) on investments and foreign currency	$511,967,683
Change in net assets from operations	$580,024,942

(t)	Realized gain (loss) on investment transactions includes $648,955 and other income includes $441,506 of proceeds received from a non-recurring administrative proceeding concerning market timing.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/11 (unaudited)	Year ended 9/30/10
From operations
Net investment income	$68,057,259	$147,902,365
Net realized gain (loss) on investments and foreign currency transactions	107,616,058	36,954,375
Net unrealized gain (loss) on investments and foreign currency translation	404,351,625	281,937,693
Change in net assets from operations	$580,024,942	$466,794,433
Distributions declared to shareholders
From net investment income	$(69,002,516)	$(153,592,223)
Change in net assets from fund share transactions	$(308,246,993)	$(497,366,899)
Total change in net assets	$202,775,433	$(184,164,689)
Net assets
At beginning of period	6,524,339,239	6,708,503,928
At end of period (including accumulated distributions in excess of net investment income of $5,146,810 and $4,201,553, respectively)	$6,727,114,672	$6,524,339,239

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.46		$12.84	$13.17	$16.86	$16.06	$16.11
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.34	$0.39	$0.44	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		0.63	(0.31)	(2.36)	1.38	0.68
Total from investment operations	$1.24		$0.94	$0.03	$(1.97)	$1.82	$1.08
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.36)	$(0.41)	$(0.48)	$(0.42)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.16)		$(0.32)	$(0.36)	$(1.72)	$(1.02)	$(1.13)
Net asset value, end of period	$14.54		$13.46	$12.84	$13.17	$16.86	$16.06
Total return (%) (r)(s)(t)	9.22	(n)	7.45	0.61	(12.77)	11.65	7.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.88	0.92	0.87	0.87	0.90
Expenses after expense reductions (f)	0.82	(a)	0.88	0.92	0.87	0.87	0.90
Net investment income	2.18	(a)	2.36	2.94	2.62	2.63	2.56
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$4,522,886		$4,357,041	$4,373,436	$5,025,291	$7,017,623	$7,157,485

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.47		$12.84	$13.17	$16.85	$16.06	$16.10
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.26	$0.29	$0.33	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.64	(0.31)	(2.35)	1.37	0.69
Total from investment operations	$1.18		$0.87	$(0.05)	$(2.06)	$1.70	$0.99
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.28)	$(0.31)	$(0.37)	$(0.32)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.28)	$(1.62)	$(0.91)	$(1.03)
Net asset value, end of period	$14.54		$13.47	$12.84	$13.17	$16.85	$16.06
Total return (%) (r)(s)(t)	8.75	(n)	6.81	(0.05)	(13.30)	10.87	6.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.57	1.52	1.52	1.55
Expenses after expense reductions (f)	1.52	(a)	1.53	1.57	1.52	1.52	1.55
Net investment income	1.48	(a)	1.72	2.32	1.96	1.98	1.91
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$522,085		$574,454	$775,219	$1,148,445	$1,844,219	$2,245,907

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.53		$12.90	$13.23	$16.92	$16.12	$16.16
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.26	$0.29	$0.33	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		0.64	(0.31)	(2.36)	1.38	0.69
Total from investment operations	$1.19		$0.87	$(0.05)	$(2.07)	$1.71	$0.99
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.28)	$(0.31)	$(0.37)	$(0.32)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.28)	$(1.62)	$(0.91)	$(1.03)
Net asset value, end of period	$14.61		$13.53	$12.90	$13.23	$16.92	$16.12
Total return (%) (r)(s)(t)	8.80	(n)	6.79	(0.04)	(13.30)	10.90	6.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.57	1.52	1.52	1.55
Expenses after expense reductions (f)	1.52	(a)	1.53	1.57	1.52	1.52	1.55
Net investment income	1.48	(a)	1.71	2.29	1.97	1.98	1.91
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$866,245		$840,204	$861,667	$1,014,651	$1,424,639	$1,488,592

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.46		$12.84	$13.17	$16.85	$16.06	$16.11
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.38	$0.44	$0.50	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		0.63	(0.31)	(2.35)	1.37	0.69
Total from investment operations	$1.26		$0.99	$0.07	$(1.91)	$1.87	$1.14
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.40)	$(0.46)	$(0.54)	$(0.48)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.18)		$(0.37)	$(0.40)	$(1.77)	$(1.08)	$(1.19)
Net asset value, end of period	$14.54		$13.46	$12.84	$13.17	$16.85	$16.06
Total return (%) (r)(s)	9.39	(n)	7.83	0.96	(12.40)	11.98	7.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.53	0.57	0.52	0.52	0.55
Expenses after expense reductions (f)	0.52	(a)	0.53	0.57	0.52	0.52	0.55
Net investment income	2.48	(a)	2.72	3.30	2.97	2.98	2.91
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$104,233		$98,214	$104,557	$155,134	$269,510	$242,806

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.45		$12.83	$13.16	$16.84	$16.06	$16.10
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.26	$0.29	$0.30	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.63	(0.30)	(2.35)	1.38	0.70
Total from investment operations	$1.18		$0.86	$(0.04)	$(2.06)	$1.68	$0.98
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.29)	$(0.31)	$(0.36)	$(0.31)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.29)	$(1.62)	$(0.90)	$(1.02)
Net asset value, end of period	$14.52		$13.45	$12.83	$13.16	$16.84	$16.06
Total return (%) (r)(s)	8.78	(n)	6.76	(0.04)	(13.32)	10.75	6.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.57	1.56	1.66	1.74
Expenses after expense reductions (f)	1.52	(a)	1.53	1.57	1.56	1.62	1.64
Net investment income	1.48	(a)	1.71	2.29	1.93	1.83	1.83
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$17,986		$17,670	$16,811	$19,505	$16,936	$5,289

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.50		$12.87	$13.20	$16.89	$16.10	$16.14
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.32	$0.36	$0.38	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		0.64	(0.31)	(2.36)	1.38	0.69
Total from investment operations	$1.21		$0.93	$0.01	$(2.00)	$1.76	$1.05
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.34)	$(0.38)	$(0.43)	$(0.38)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.14)		$(0.30)	$(0.34)	$(1.69)	$(0.97)	$(1.09)
Net asset value, end of period	$14.57		$13.50	$12.87	$13.20	$16.89	$16.10
Total return (%) (r)(s)	9.01	(n)	7.35	0.46	(12.90)	11.25	6.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.07	1.05	1.22	1.29
Expenses after expense reductions (f)	1.02	(a)	1.03	1.07	1.05	1.17	1.19
Net investment income	1.98	(a)	2.21	2.79	2.45	2.30	2.28
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$178,333		$166,794	$152,115	$166,407	$102,667	$51,797

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.47		$12.85	$13.18	$16.86	$16.07	$16.11
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.34	$0.40	$0.42	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.64	(0.30)	(2.35)	1.38	0.70
Total from investment operations	$1.24		$0.96	$0.04	$(1.95)	$1.80	$1.09
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.37)	$(0.42)	$(0.47)	$(0.42)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.37)	$(1.73)	$(1.01)	$(1.13)
Net asset value, end of period	$14.55		$13.47	$12.85	$13.18	$16.86	$16.07
Total return (%) (r)(s)	9.24	(n)	7.55	0.71	(12.65)	11.54	7.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.78	0.82	0.81	0.92	0.94
Expenses after expense reductions (f)	0.77	(a)	0.78	0.82	0.81	0.92	0.94
Net investment income	2.23	(a)	2.46	3.00	2.68	2.54	2.55
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$172,985		$160,057	$142,968	$106,360	$133,204	$57,485

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.47		$12.85	$13.18	$16.86	$16.06	$16.11
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.38	$0.43	$0.50	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	1.09		0.63	(0.31)	(2.34)	1.36	0.67
Total from investment operations	$1.26		$0.99	$0.07	$(1.91)	$1.86	$1.12
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.40)	$(0.46)	$(0.52)	$(0.46)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.18)		$(0.37)	$(0.40)	$(1.77)	$(1.06)	$(1.17)
Net asset value, end of period	$14.55		$13.47	$12.85	$13.18	$16.86	$16.06
Total return (%) (r)(s)	9.38	(n)	7.82	0.96	(12.42)	11.93	7.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.53	0.57	0.54	0.63	0.65
Expenses after expense reductions (f)	0.52	(a)	0.53	0.57	0.54	0.63	0.64
Net investment income	2.49	(a)	2.71	3.27	2.94	2.85	2.80
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$321,562		$291,138	$264,796	$257,120	$202,523	$10,122

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.44		$12.82	$13.15	$16.83	$16.04	$16.08
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.30	$0.33	$0.36	$0.39	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.07		0.63	(0.31)	(2.35)	1.38	0.69
Total from investment operations	$1.22		$0.93	$0.02	$(1.99)	$1.77	$1.05
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.35)	$(0.38)	$(0.44)	$(0.38)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.15)		$(0.31)	$(0.35)	$(1.69)	$(0.98)	$(1.09)
Net asset value, end of period	$14.51		$13.44	$12.82	$13.15	$16.83	$16.04
Total return (%) (r)(s)(t)	9.11	(n)	7.36	0.50	(12.88)	11.34	6.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.98	1.02	1.05	1.12	1.15
Expenses after expense reductions (f)	0.92	(a)	0.98	1.02	1.05	1.12	1.14
Net investment income	2.08	(a)	2.26	2.84	2.44	2.37	2.32
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$10,189		$8,965	$8,228	$13,149	$14,753	$12,360

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.46		$12.84	$13.17	$16.85	$16.06	$16.11
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.25	$0.27	$0.29	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.64	(0.31)	(2.35)	1.37	0.68
Total from investment operations	$1.18		$0.85	$(0.06)	$(2.08)	$1.66	$0.94
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.27)	$(0.29)	$(0.33)	$(0.28)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.10)		$(0.23)	$(0.27)	$(1.60)	$(0.87)	$(0.99)
Net asset value, end of period	$14.54		$13.46	$12.84	$13.17	$16.85	$16.06
Total return (%) (r)(s)(t)	8.79	(n)	6.65	(0.14)	(13.44)	10.61	6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.67	1.70	1.77	1.80
Expenses after expense reductions (f)	1.62	(a)	1.63	1.67	1.70	1.77	1.79
Net investment income	1.38	(a)	1.61	2.19	1.79	1.72	1.67
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$4,983		$4,828	$4,609	$5,018	$5,809	$5,069

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/11 (unaudited)		Years ended 9/30
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.53		$12.90	$13.23	$16.92	$16.12	$16.17
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.25	$0.27	$0.29	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		0.65	(0.31)	(2.36)	1.38	0.68
Total from investment operations	$1.18		$0.86	$(0.06)	$(2.09)	$1.67	$0.94
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.27)	$(0.29)	$(0.33)	$(0.28)
From net realized gain on investments	—		—	—	(1.31)	(0.54)	(0.71)
Total distributions declared to shareholders	$(0.10)		$(0.23)	$(0.27)	$(1.60)	$(0.87)	$(0.99)
Net asset value, end of period	$14.61		$13.53	$12.90	$13.23	$16.92	$16.12
Total return (%) (r)(s)(t)	8.75	(n)	6.69	(0.14)	(13.45)	10.63	6.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.67	1.70	1.77	1.80
Expenses after expense reductions (f)	1.62	(a)	1.63	1.67	1.70	1.77	1.79
Net investment income	1.38	(a)	1.60	2.18	1.79	1.72	1.67
Portfolio turnover	14		32	56	53	45	48
Net assets at end of period (000 omitted)	$5,629		$4,973	$4,100	$4,372	$5,342	$4,566

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Total Return Fund (the fund) is a series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which

Notes to Financial Statements (unaudited) – continued

such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with

Notes to Financial Statements (unaudited) – continued

price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,086,793,995	$—	$—	$4,086,793,995
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	878,284,417	—	878,284,417
Non-U.S. Sovereign Debt	—	79,329,126	—	79,329,126
Corporate Bonds	—	405,470,866	—	405,470,866
Residential Mortgage-Backed Securities	—	840,051,815	—	840,051,815
Commercial Mortgage-Backed Securities	—	133,338,086	—	133,338,086
Asset-Backed Securities (including CDOs)	—	22,812,955	—	22,812,955
Foreign Bonds	—	190,144,266	—	190,144,266
Mutual Funds	107,406,229	—	—	107,406,229
Total Investments	$4,194,200,224	$2,549,431,531	$—	$6,743,631,755

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the

Notes to Financial Statements (unaudited) – continued

fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. On November 1, 2010, the fund received $1,090,461 from a non-recurring administrative proceeding concerning market timing, of which $648,955 was recorded as realized gain on investment transactions and $441,506 was recorded as other income. (See Note 7 for further information).

The fund entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%.

Notes to Financial Statements (unaudited) – continued

The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund entered into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income, or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/10
Ordinary income (including any short-term capital gains)	$153,592,223

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/11
Cost of investments	$5,835,965,236
Gross appreciation	957,461,909
Gross depreciation	(49,795,390)
Net unrealized appreciation (depreciation)	$907,666,519

As of 9/30/10
Undistributed ordinary income	7,854,105
Capital loss carryforwards	(951,149,308)
Post-October capital loss deferral	(18,875,967)
Other temporary differences	(11,997,943)
Net unrealized appreciation (depreciation)	503,992,098

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

9/30/17	$(166,059,755)
9/30/18	(785,089,553)
$(951,149,308)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/11	Year ended 9/30/10
Class A	$49,227,149	$107,047,715
Class B	4,088,898	11,937,410
Class C	6,426,131	15,335,907
Class I	1,305,782	2,769,820
Class R1	136,489	314,657
Class R2	1,729,869	3,719,427
Class R3	1,900,389	3,986,050
Class R4	4,012,701	8,113,449
Class 529A	101,579	207,046
Class 529B	35,134	81,068
Class 529C	38,395	79,674
Total	$69,002,516	$153,592,223

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Effective December 1, 2007, if at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $11.5 billion and the total expenses for Class A exceed 0.87% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.87% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. If at the end of any month, the fund’s fiscal year-to-date average daily net assets exceed $12.5 billion and the total expenses for Class A exceed 0.85% of fiscal year-to-date average daily net assets, MFS has agreed in writing to reimburse Class A expenses such that Class A total expenses for the fund year-to-date are no greater than 0.85% of fiscal year-to-date average daily net assets, and to reduce the total expenses of the other share classes by the same percentage. This written agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction

Notes to Financial Statements (unaudited) – continued

costs and investment-related expenses, and will continue until at least November 30, 2012. For the six months ended March 31, 2011, the fund’s fiscal year-to-date average daily net assets did not exceed the limits and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $358,083 and $2,818 for the six months ended March 31, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.30%	$6,669,798
Class B	0.75%	0.25%	1.00%	1.00%	2,770,320
Class C	0.75%	0.25%	1.00%	1.00%	4,277,198
Class R1	0.75%	0.25%	1.00%	1.00%	89,665
Class R2	0.25%	0.25%	0.50%	0.50%	430,450
Class R3	—	0.25%	0.25%	0.25%	209,565
Class 529A	—	0.25%	0.25%	0.30%	14,201
Class 529B	0.75%	0.25%	1.00%	1.00%	24,961
Class 529C	0.75%	0.25%	1.00%	1.00%	26,950
Total Distribution and Service Fees					$14,513,108

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2011 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 are subject to a service fee of 0.15% annually. This agreement terminated on January 1, 2011. Effective January 1, 2011, all Class A assets are subject to the full service fee of 0.25%. Effective January 1, 2011, the 0.10% Class A and Class 529A distribution fees were eliminated.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are

Notes to Financial Statements (unaudited) – continued

subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2011, were as follows:

Amount
Class A	$2,475
Class B	244,122
Class C	18,119
Class 529B	94

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2011, were as follows:

Amount
Class 529A	$4,750
Class 529B	2,496
Class 529C	2,695
Total Program Manager Fees	$9,941

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2011, the fee was $1,399,099, which equated to 0.0420% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,173,894.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2011 was equivalent to an annual effective rate of 0.0132% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $4,425 and the Retirement Deferral plan resulted in an expense of $9,038. Both amounts are included in independent Trustees’ compensation for the six months ended March 31, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $125,734 at March 31, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $53,764 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO)

Notes to Financial Statements (unaudited) – continued

and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $37,581 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $10,166, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$386,059,661	$367,443,295
Investments (non-U.S. Government securities)	$558,750,149	$927,962,898

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,916,402	$252,677,078	41,276,546	$545,354,152
Class B	1,473,050	20,769,653	3,606,024	47,613,500
Class C	3,356,272	47,582,840	7,792,674	103,193,442
Class I	1,099,178	15,380,314	1,411,473	18,635,058
Class R1	116,807	1,641,578	341,802	4,515,092
Class R2	1,870,132	26,458,728	3,999,596	52,931,509
Class R3	2,165,375	30,448,776	3,792,095	49,990,877
Class R4	3,338,243	46,836,647	6,025,693	79,409,942
Class 529A	51,879	735,190	109,934	1,445,553
Class 529B	12,162	171,854	38,058	502,468
Class 529C	49,630	700,226	110,939	1,470,872
	31,449,130	$443,402,884	68,504,834	$905,062,465

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/11		Year ended 9/30/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,055,641	$43,118,698	7,218,202	$94,564,262
Class B	255,675	3,602,789	815,567	10,679,977
Class C	321,470	4,553,530	833,078	10,964,272
Class I	72,017	1,015,133	181,346	2,374,339
Class R1	9,687	136,414	24,030	314,559
Class R2	105,869	1,497,149	243,638	3,200,702
Class R3	133,463	1,884,632	303,185	3,975,337
Class R4	220,241	3,110,462	451,215	5,917,506
Class 529A	7,206	101,560	15,824	206,964
Class 529B	2,493	35,134	6,188	81,055
Class 529C	2,710	38,395	6,049	79,653
	4,186,472	$59,093,896	10,098,322	$132,358,626
Shares reacquired
Class A	(33,482,740)	$(471,363,240)	(65,376,179)	$(861,325,401)
Class B	(8,485,095)	(119,728,747)	(22,119,618)	(292,576,167)
Class C	(6,489,146)	(91,852,858)	(13,296,093)	(176,009,851)
Class I	(1,296,274)	(18,306,703)	(2,438,811)	(32,218,184)
Class R1	(201,763)	(2,836,397)	(362,204)	(4,777,494)
Class R2	(2,098,007)	(29,581,713)	(3,699,645)	(49,003,391)
Class R3	(2,288,357)	(32,237,325)	(3,338,487)	(44,041,365)
Class R4	(3,064,458)	(43,572,163)	(5,468,829)	(72,045,820)
Class 529A	(24,036)	(337,041)	(100,406)	(1,319,146)
Class 529B	(30,519)	(434,905)	(44,466)	(583,747)
Class 529C	(34,614)	(492,681)	(67,040)	(887,424)
	(57,495,009)	$(810,743,773)	(116,311,778)	$(1,534,787,990)
Net change
Class A	(12,510,697)	$(175,567,464)	(16,881,431)	$(221,406,987)
Class B	(6,756,370)	(95,356,305)	(17,698,027)	(234,282,690)
Class C	(2,811,404)	(39,716,488)	(4,670,341)	(61,852,137)
Class I	(125,079)	(1,911,256)	(845,992)	(11,208,787)
Class R1	(75,269)	(1,058,405)	3,628	52,157
Class R2	(122,006)	(1,625,836)	543,589	7,128,820
Class R3	10,481	96,083	756,793	9,924,849
Class R4	494,026	6,374,946	1,008,079	13,281,628
Class 529A	35,049	499,709	25,352	333,371
Class 529B	(15,864)	(227,917)	(220)	(224)
Class 529C	17,726	245,940	49,948	663,101
	(21,859,407)	$(308,246,993)	(37,708,622)	$(497,366,899)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided

Notes to Financial Statements (unaudited) – continued

by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2011, the fund’s commitment fee and interest expense were $34,239 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, any undistributed amounts could be designated “residual” and distributed to the fund and certain other affected MFS retail funds for the benefit of fund shareholders. In November 2010, the SEC issued an order designating certain undistributed amounts residual and ordering that such amounts be distributed to the affected MFS retail funds. The SEC order designated other undistributed amounts for use in funding certain additional distribution efforts to eligible shareholders. As a result of the SEC’s approval of the residual payments, the fund received $1,090,461. Additional residual amounts may be received by the fund in the future. Certain procedural conditions of the distribution plan (as modified by the November 2010 SEC order) have not been met to date and, as such, the ultimate timing and amount of any payment of additional residual amounts is not known at this time.

Notes to Financial Statements (unaudited) – continued

(8)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	77,437,958	491,748,659	(461,780,388)	107,406,229

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$ 79,347	$107,406,229

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.